UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
12/31/14 (Unaudited)

COMMON STOCKS (61.8%)(a)
			Shares	Value

Banking (5.7%)

Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)			458,183	$859,213

Access National Corp.			7,998	135,406

Australia & New Zealand Banking Group, Ltd. (Australia)			30,586	795,627

Axis Bank, Ltd. (India)			107,227	847,113

Banco Bilbao Vizcaya Argentaria SA (rights) (Spain)(NON)			74,177	7,091

Banco Bilbao Vizcaya Argentaria SA (Spain)			90,595	852,637

Banco Bradesco SA ADR (Brazil)			57,973	775,099

Banco Latinoamericano de Exportaciones SA Class E (Panama)			17,800	535,780

Banco Santander SA (Spain)			133,682	1,117,825

Bank of China, Ltd. (China)			1,839,000	1,029,634

Bank of Ireland (Ireland)(NON)			1,606,784	599,092

Bank of New York Mellon Corp. (The)			164,600	6,677,822

Bank of Queensland, Ltd. (Australia)			36,276	358,482

Bank of Yokohama, Ltd. (The) (Japan)			150,000	814,123

Bankia SA (Spain)(NON)			471,089	698,396

Barclays PLC (United Kingdom)			128,198	481,961

BNP Paribas SA (France)			14,471	850,378

BofI Holding, Inc.(NON)			5,483	426,632

Cardinal Financial Corp.			15,398	305,342

China Construction Bank Corp. (China)			1,673,000	1,361,619

Citizens & Northern Corp.			9,955	205,770

Commercial International Bank Egypt SAE GDR (Egypt)			152,458	1,005,317

Commonwealth Bank of Australia (Australia)			38,048	2,642,444

Compartamos SAB de CV (Mexico)(NON)			334,396	672,022

Credicorp, Ltd. (Peru)			9,142	1,464,366

Credit Agricole SA (France)			94,142	1,210,261

Credit Suisse Group AG (Switzerland)			19,481	488,366

Customers Bancorp, Inc.(NON)			20,947	407,629

DBS Group Holdings, Ltd. (Singapore)			65,000	1,003,758

DNB ASA (Norway)			16,626	245,140

Dubai Islamic Bank PJSC (United Arab Emirates)			953,643	1,752,980

East West Bancorp, Inc.			5,573	215,731

Erste Group Bank AG (Czech Republic)			4,016	92,072

Farmers Capital Bank Corp.(NON)			7,213	167,991

Federal Bank, Ltd. (India)			375,072	893,054

Financial Institutions, Inc.			10,284	258,643

First Community Bancshares Inc.			9,710	159,924

First NBC Bank Holding Co.(NON)			11,184	393,677

FirstMerit Corp.			12,097	228,512

Flushing Financial Corp.			10,191	206,572

Grupo Financiero Banorte SAB de CV (Mexico)			135,791	750,296

Hang Seng Bank, Ltd. (Hong Kong)			58,500	972,704

Hanmi Financial Corp.			20,388	444,662

Heartland Financial USA, Inc.			6,896	186,882

Heritage Financial Group, Inc.			9,573	247,941

Industrial & Commercial Bank of China, Ltd. (China)			1,708,000	1,240,755

ING Groep NV GDR (Netherlands)(NON)			80,488	1,042,127

Itau Unibanco Holding SA ADR (Preference) (Brazil)			142,996	1,860,378

Joyo Bank, Ltd. (The) (Japan)			150,000	744,361

JPMorgan Chase & Co.			330,177	20,662,477

KeyCorp			333,400	4,634,260

King's Town Bank Co., Ltd. (Taiwan)			834,000	861,366

Lloyds Banking Group PLC (United Kingdom)(NON)			1,824,169	2,154,100

MainSource Financial Group, Inc.			15,308	320,243

Meta Financial Group, Inc.			5,647	197,871

Metro Bank PLC (acquired 1/15/14, cost $189,830) (Private) (United Kingdom)(F)(RES)(NON)			8,918	185,038

Mizuho Financial Group, Inc. (Japan)			96,500	162,149

National Australia Bank, Ltd. (Australia)			31,436	856,545

OFG Bancorp (Puerto Rico)			9,045	150,599

Pacific Premier Bancorp, Inc.(NON)			9,639	167,044

PacWest Bancorp			8,740	397,320

Peoples Bancorp, Inc.			9,498	246,283

Philippine National Bank (Philippines)(NON)			391,944	699,732

PNC Financial Services Group, Inc.			147,599	13,465,457

Popular, Inc. (Puerto Rico)(NON)			8,055	274,273

Republic Bancorp, Inc. Class A			6,176	152,671

Resona Holdings, Inc. (Japan)			280,000	1,413,191

Skandinaviska Enskilda Banken AB (Sweden)			78,926	998,375

State Street Corp.			162,100	12,724,850

Sumitomo Mitsui Financial Group, Inc. (Japan)			40,100	1,448,913

Swedbank AB Class A (Sweden)			38,047	946,722

TSB Banking Group PLC (United Kingdom)(NON)(S)			70,506	304,794

Turkiye Garanti Bankasi AS (Turkey)			180,423	722,945

Turkiye Is Bankasi (Turkey)			204,619	586,955

UniCredit SpA (Italy)			105,056	669,575

United Community Banks, Inc.			10,244	194,021

United Overseas Bank, Ltd. (Singapore)			11,000	203,366

Wells Fargo & Co.			90,682	4,971,187

Westpac Banking Corp. (Australia)			35,093	943,431

				112,449,360
Basic materials (2.7%)

Aceto Corp.			7,057	153,137

Amcor, Ltd. (Australia)			73,403	807,763

Andersons, Inc. (The)			6,427	341,531

Antofagasta PLC (United Kingdom)			48,211	559,743

ArcelorMittal SA (France)			60,935	660,001

Assa Abloy AB Class B (Sweden)			8,320	439,686

BASF SE (Germany)			12,110	1,023,703

BHP Billiton PLC (Australia)			30,779	658,357

BHP Billiton, Ltd. (Australia)			47,537	1,127,985

Cabot Corp.			4,815	211,186

Cambrex Corp.(NON)			33,694	728,464

Catcher Technology Co., Ltd. (Taiwan)			70,000	538,773

China Singyes Solar Technologies Holdings, Ltd. (China)			386,000	533,362

Cie de St-Gobain (France)			3,398	143,053

Continental Building Products, Inc.(NON)			26,110	462,930

CRH PLC (Ireland)			4,906	118,035

Croda International PLC (United Kingdom)			4,604	189,703

Domtar Corp. (Canada)			4,169	167,677

EMS-Chemie Holding AG (Switzerland)			1,812	735,676

Fortescue Metals Group, Ltd. (Australia)			30,937	68,175

Glencore Xstrata PLC (United Kingdom)			179,824	827,684

Hindustan Zinc, Ltd. (India)			162,666	436,988

Hitachi Metals, Ltd. (Japan)			68,000	1,158,022

Innophos Holdings, Inc.			5,775	337,549

Innospec, Inc.			7,569	323,196

IRB Infrastructure Developers, Ltd. (India)			276,385	1,146,485

KapStone Paper and Packaging Corp.(NON)			17,871	523,799

Koninklijke Boskalis Westminster NV (Netherlands)			16,035	876,658

Kraton Performance Polymers, Inc.(NON)			7,383	153,493

L.B. Foster Co. Class A			6,039	293,314

Limoneira Co.			5,182	129,446

LSB Industries, Inc.(NON)			17,246	542,214

LyondellBasell Industries NV Class A			132,398	10,511,077

Matrix Service Co.(NON)			21,949	489,902

Minerals Technologies, Inc.			3,024	210,017

Monsanto Co.			2,700	322,569

Mota-Engil Africa NV (Angola)(NON)			20,315	175,959

Mota-Engil SGPS SA (Portugal)			225,196	715,266

Nippon Paint Holdings Co., Ltd. (Japan)			37,000	1,073,942

NN, Inc.			20,146	414,202

OM Group, Inc.			15,683	467,353

Pembangunan Perumahan Persero Tbk PT (Indonesia)			1,869,800	533,917

Rio Tinto PLC (United Kingdom)			16,025	738,313

SBA Communications Corp. Class A(NON)			48,700	5,394,012

Sherwin-Williams Co. (The)			33,000	8,680,320

Stillwater Mining Co.(NON)			31,617	466,035

Sumitomo Metal Mining Co., Ltd. (Japan)			54,000	805,779

Sung Kwang Bend Co., Ltd. (South Korea)			23,175	289,106

Symrise AG (Germany)			5,439	329,842

Syngenta AG (Switzerland)			2,804	900,366

ThyssenKrupp AG (Germany)(NON)			52,785	1,357,658

Trex Co., Inc.(NON)			6,859	292,056

Tronox, Ltd. Class A			11,181	267,002

U.S. Silica Holdings, Inc.			7,564	194,319

UPL, Ltd. (India)			115,323	629,557

UPM-Kymmene OYJ (Finland)			54,382	892,989

Wendel SA (France)			7,075	790,696

Zep, Inc.			16,008	242,521

				53,602,563
Capital goods (4.6%)

ABB, Ltd. (Switzerland)			47,961	1,014,456

Airbus Group NV (France)			11,521	572,216

Alliant Techsystems, Inc.			1,724	200,415

Allison Transmission Holdings, Inc.			51,300	1,739,070

Altra Industrial Motion Corp.			15,451	438,654

Astronics Corp.(NON)			5,148	284,736

Atlas Copco AB Class A (Sweden)			50,833	1,415,045

AviChina Industry & Technology Co., Ltd. (China)			284,000	173,999

AZZ, Inc.			4,551	213,533

BAE Systems PLC (United Kingdom)			174,047	1,270,548

Ball Corp.			52,000	3,544,840

Canon, Inc. (Japan)			29,350	932,211

Caterpillar, Inc.			55,600	5,089,068

Chase Corp.			8,118	292,167

China Railway Group, Ltd. (China)			881,000	722,173

Coway Co., Ltd. (South Korea)			8,224	625,727

Crown Holdings, Inc.(NON)			128,500	6,540,650

Daifuku Co., Ltd. (Japan)			19,800	221,677

Daikin Industries, Ltd. (Japan)			2,600	167,693

Delphi Automotive PLC (United Kingdom)			12,628	918,308

Douglas Dynamics, Inc.			13,042	279,490

Drake & Scull International PJSC (United Arab Emirates)(NON)			1,288,505	310,303

Embraer SA ADR (Brazil)			24,295	895,514

Franklin Electric Co., Inc.			7,011	263,123

Gaztransport Et Technigaz SA (France)			3,094	182,728

Generac Holdings, Inc.(NON)(S)			6,218	290,754

GrafTech International, Ltd.(NON)			88,795	449,303

Greenbrier Cos., Inc. (The)(S)			8,771	471,266

Hitachi, Ltd. (Japan)			19,000	139,028

Hyster-Yale Materials Holdings, Inc.			3,021	221,137

Hyundai Engineering & Construction Co., Ltd. (South Korea)			15,681	593,700

IDEX Corp.			31,700	2,467,528

IHI Corp. (Japan)			52,000	264,021

Illinois Tool Works, Inc.			117,300	11,108,310

Ingersoll-Rand PLC			43,300	2,744,787

Joy Global, Inc.			39,100	1,818,932

Kadant, Inc.			8,703	371,531

Leggett & Platt, Inc.			50,300	2,143,283

Lextar Electronics Corp. (Taiwan)			880,000	854,760

Middleby Corp. (The)(NON)			5,099	505,311

Miller Industries, Inc.			10,040	208,732

Mitsubishi Electric Corp. (Japan)			123,000	1,464,442

MSA Safety, Inc.			3,723	197,654

Northrop Grumman Corp.			61,500	9,064,485

OSRAM Licht AG (Germany)(NON)			13,616	536,505

Ozner Water International Holding, Ltd. 144A (China)(NON)			213,000	81,423

Polypore International, Inc.(NON)			2,295	107,980

Raytheon Co.			118,679	12,837,507

Roper Industries, Inc.			44,900	7,020,115

Safran SA (France)			23,570	1,450,709

Sound Global, Ltd. (China)(NON)(S)			1,133,000	1,311,295

Standard Motor Products, Inc.			14,246	543,058

Standex International Corp.			4,348	335,926

Stoneridge, Inc.(NON)			22,387	287,897

Tenneco, Inc.(NON)			4,028	228,025

THK Co., Ltd. (Japan)			33,900	818,462

Toshiba Corp. (Japan)			193,000	817,239

Tower International, Inc.(NON)			17,099	436,879

Vinci SA (France)			5,832	319,131

Wabash National Corp.(NON)			40,647	502,397

				91,321,856
Communication services (1.4%)

ARRIS Group, Inc.(NON)			2,958	89,302

Aruba Networks, Inc.(NON)			5,437	98,845

Bharti Infratel, Ltd. (India)			137,733	734,364

BT Group PLC (United Kingdom)			215,536	1,337,953

CalAmp Corp.(NON)			16,111	294,831

CenturyLink, Inc.			215,700	8,537,406

China Mobile, Ltd. (China)			190,000	2,232,049

Com Hem Holding AB (Sweden)(NON)			50,733	407,371

Deutsche Telekom AG (Germany)			67,902	1,088,352

EchoStar Corp. Class A(NON)			12,940	679,350

Frontier Communications Corp.			53,567	357,292

HSN, Inc.			1,738	132,088

IDT Corp. Class B			9,238	187,624

Inteliquent, Inc.			13,510	265,201

Iridium Communications, Inc.(NON)			22,800	222,300

Liberty Global PLC Ser. C (United Kingdom)			9,269	447,785

Liberty Global PLC Ser. A (United Kingdom)(NON)			1,811	90,921

magicJack VocalTec, Ltd. (Israel)(NON)			35,773	290,477

NeuStar, Inc. Class A(NON)(S)			9,641	268,020

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			2,000	102,916

Numericable-SFR (France)(NON)			6,429	317,016

NTT DoCoMo, Inc. (Japan)			55,800	816,809

Orange SA (France)			59,885	1,018,421

Quebecor, Inc. Class B (Canada)			10,300	283,166

Ruckus Wireless, Inc.(NON)			14,068	169,097

ShoreTel, Inc.(NON)			15,090	110,912

Spark New Zealand, Ltd. (New Zealand)			86,653	209,953

Spok Holdings, Inc.			11,651	202,261

Tele2 AB Class B (Sweden)			31,760	384,494

Telecom Italia SpA RSP (Italy)			566,441	473,451

Telefonica SA (Spain)			56,794	812,379

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			2,276,200	522,405

Telenor ASA (Norway)			36,984	745,722

Telstra Corp., Ltd. (Australia)			267,164	1,297,403

Ubiquiti Networks, Inc.			2,829	83,852

Verizon Communications, Inc.			33,315	1,558,476

Vodafone Group PLC (United Kingdom)			297,115	1,018,053

				27,888,317
Conglomerates (0.4%)

AMETEK, Inc.			65,554	3,450,107

Exor SpA (Italy)			14,495	591,357

Marubeni Corp. (Japan)			45,000	269,743

Mitsubishi Corp. (Japan)			32,000	586,876

Siemens AG (Germany)			22,798	2,585,526

Tyco International PLC			6,000	263,160

Vivendi SA (France)			6,916	172,521

				7,919,290
Consumer cyclicals (8.7%)

Adidas AG (Germany)			6,867	478,618

ADT Corp. (The)			52,941	1,918,052

ANN, Inc.(NON)			11,426	416,820

Apollo Tyres, Ltd. (India)			249,950	881,229

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			20,822	292,861

Babcock International Group PLC (United Kingdom)			46,302	757,545

Bayerische Motoren Werke (BMW) AG (Germany)			8,612	935,296

Brown Shoe Co., Inc.			6,307	202,770

Brunswick Corp.			10,343	530,182

Bunzl PLC (United Kingdom)			33,421	911,052

Bureau Veritas SA (France)			26,885	593,667

CaesarStone Sdot-Yam, Ltd. (Israel)			3,450	206,379

Carmike Cinemas, Inc.(NON)			10,174	267,271

Century Casinos, Inc.(NON)			11,199	56,555

Children's Place, Inc. (The)			7,139	406,923

China ZhengTong Auto Services Holdings, Ltd. (China)			1,380,000	610,591

Compagnie Financiere Richemont SA (Switzerland)			7,499	664,241

Compass Group PLC (United Kingdom)			90,262	1,538,455

Continental AG (Germany)			8,532	1,811,792

Cooper Tire & Rubber Co.			19,256	667,220

Corporate Executive Board Co. (The)			2,663	193,147

Ctrip.com International, Ltd. ADR (China)(NON)			14,901	677,996

Daimler AG (Registered Shares) (Germany)			6,646	554,480

Dalata Hotel Group PLC (Ireland)(NON)			35,050	124,802

Dana Holding Corp.			16,446	357,536

Deckers Outdoor Corp.(NON)			15,026	1,367,967

Deluxe Corp.			13,903	865,462

Demand Media, Inc.(NON)			2,790	17,075

Denso Corp. (Japan)			14,100	657,139

Dillards, Inc. Class A			4,811	602,241

Discovery Communications, Inc. Class A(NON)			86,600	2,983,370

Dogus Otomotiv Servis ve Ticaret AS (Turkey)			78,816	401,811

DSW, Inc. Class A			6,762	252,223

Ennis, Inc.			12,326	166,031

Entravision Communications Corp. Class A			109,077	706,819

Eros International PLC(NON)			8,235	174,253

Expedia, Inc.			29,298	2,500,877

Experian PLC (United Kingdom)			58,202	981,735

First Cash Financial Services, Inc. (Mexico)(NON)			6,887	383,399

Fuji Heavy Industries, Ltd. (Japan)			46,200	1,626,936

G&K Services, Inc. Class A			5,446	385,849

Gap, Inc. (The)			65,200	2,745,572

Geberit International AG (Switzerland)			2,693	915,171

General Motors Co.			61,100	2,133,001

Global Cash Access Holdings, Inc.(NON)			59,273	423,802

GNC Holdings, Inc. Class A			15,399	723,137

Green Dot Corp. Class A(NON)			8,443	172,997

Haci Omer Sabanci Holding AS (Turkey)			150,032	651,789

Hanesbrands, Inc.			37,300	4,163,426

Harbinger Group, Inc.(NON)			42,306	599,053

Harley-Davidson, Inc.			70,800	4,666,428

Harman International Industries, Inc.			4,100	437,511

Heartland Payment Systems, Inc.			8,211	442,983

Hilton Worldwide Holdings, Inc.(NON)			234,100	6,107,669

Home Depot, Inc. (The)			170,381	17,884,894

Homeinns Hotel Group ADR (China)(NON)			25,406	762,688

Iconix Brand Group, Inc.(NON)			13,854	468,127

ITV PLC (United Kingdom)			392,948	1,309,053

John Keells Holdings PLC (Sri Lanka)			296,511	564,610

JUMBO SA (Greece)			38,748	395,082

KAR Auction Services, Inc.			14,402	499,029

Kimberly-Clark Corp.			115,400	13,333,316

Kingfisher PLC (United Kingdom)			30,751	162,046

Lear Corp.			30,900	3,030,672

Lenta, Ltd. 144A GDR (Russia)(NON)			8,849	59,819

Lions Gate Entertainment Corp.			21,834	699,125

Live Nation Entertainment, Inc.(NON)			24,244	633,011

Lowe's Cos., Inc.			140,627	9,675,138

lululemon athletica, Inc. (Canada)(NON)			3,987	222,435

Lumber Liquidators Holdings, Inc.(NON)(S)			6,216	412,183

Luxottica Group SpA (Italy)			9,065	496,287

Macy's, Inc.			77,103	5,069,522

Marcus Corp.			18,927	350,339

Marriott International, Inc. Class A			53,600	4,182,408

Marriott Vacations Worldwide Corp.			5,174	385,670

Mediaset SpA (Italy)(NON)			30,484	125,562

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			5,700	144,780

MGM China Holdings, Ltd. (Hong Kong)			300,000	756,277

Mitra Adiperkasa Tbk PT (Indonesia)			253,200	102,949

Naspers, Ltd. Class N (South Africa)			9,591	1,234,822

National CineMedia, Inc.			51,364	738,101

Net 1 UEPS Technologies, Inc. (South Africa)(NON)			44,800	510,720

Next PLC (United Kingdom)			17,858	1,883,588

Nissan Motor Co., Ltd. (Japan)			41,200	358,862

Nu Skin Enterprises, Inc. Class A			5,018	219,287

NVR, Inc.(NON)			1,600	2,040,528

Omnicom Group, Inc.			63,300	4,903,851

Panasonic Corp. (Japan)			145,100	1,704,732

Penn National Gaming, Inc.(NON)			8,622	118,380

PGT, Inc.(NON)			43,414	418,077

Pitney Bowes, Inc.			12,457	303,577

RE/MAX Holdings, Inc. Class A			13,211	452,477

Remy International, Inc.			8,330	174,264

Renault SA (France)			9,798	715,995

Rocket Fuel, Inc.(NON)(S)			11,737	189,200

Scripps Networks Interactive Class A			30,200	2,273,154

SeaWorld Entertainment, Inc.			21,679	388,054

Securitas AB (Sweden)			72,573	879,312

Select Comfort Corp.(NON)			12,375	334,496

Shimano, Inc. (Japan)			11,600	1,500,462

Sinclair Broadcast Group, Inc. Class A			12,350	337,896

SJM Holdings, Ltd. (Hong Kong)			279,000	441,220

Sonic Automotive, Inc. Class A			13,626	368,447

Sports Direct International PLC (United Kingdom)(NON)			24,114	264,465

Starz Class A(NON)			34,500	1,024,650

Steven Madden, Ltd.(NON)			4,877	155,235

Suzuki Motor Corp. (Japan)			50,200	1,509,062

Swatch Group AG (The) (Switzerland)			1,344	596,786

Tata Motors, Ltd. (India)			164,752	1,284,917

Thomas Cook Group PLC (United Kingdom)(NON)			192,420	378,843

Time Warner, Inc.			108,200	9,242,444

TiVo, Inc.(NON)			65,175	771,672

Toyota Industries Corp. (Japan)			6,900	352,571

Toyota Motor Corp. (Japan)			49,300	3,074,376

TUI AG (Germany)(NON)			37,018	594,849

UMW Holdings Bhd (Malaysia)			150,300	471,968

Vail Resorts, Inc.			2,019	183,991

Valeo SA (France)			5,984	745,351

VF Corp.			17,200	1,288,280

Viacom, Inc. Class B			89,300	6,719,825

Visteon Corp.(NON)			2,956	315,878

WH Smith PLC (United Kingdom)			10,108	210,892

WPP PLC (United Kingdom)			30,576	634,336

Wyndham Worldwide Corp.			48,147	4,129,087

Yamaha Motor Co., Ltd. (Japan)			14,000	281,560

				172,756,768
Consumer finance (0.4%)

Chailease Holding Co., Ltd. (Taiwan)			411,800	1,021,136

Encore Capital Group, Inc.(NON)(S)			11,054	490,798

Federal Agricultural Mortgage Corp. Class C			7,204	218,569

Home Loan Servicing Solutions, Ltd. (Cayman Islands)			17,258	336,876

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			185,600	877,054

Nelnet, Inc. Class A			11,551	535,158

Ocwen Financial Corp.(NON)			14,404	217,500

Performant Financial Corp.(NON)			44,720	297,388

PHH Corp.(NON)			8,287	198,557

PRA Group, Inc.(NON)			10,495	607,975

Regional Management Corp.(NON)			11,388	180,044

Visa, Inc. Class A			7,600	1,992,720

				6,973,775
Consumer staples (5.2%)

Affinity Education Group, Ltd. (Australia)(NON)			99,674	99,196

Anheuser-Busch InBev NV (Belgium)			20,539	2,311,330

Associated British Foods PLC (United Kingdom)			11,284	548,241

Avon Products, Inc.			7,998	75,101

Barry Callebaut AG (Switzerland)			254	260,140

Beacon Roofing Supply, Inc.(NON)			11,916	331,265

Bloomin' Brands, Inc.(NON)			11,174	276,668

Borderfree, Inc.(NON)			12,435	111,418

Boulder Brands, Inc.(NON)			5,048	55,831

Bright Horizons Family Solutions, Inc.(NON)			3,790	178,168

British American Tobacco (BAT) PLC (United Kingdom)			20,112	1,092,763

Britvic PLC (United Kingdom)			11,711	122,034

Buffalo Wild Wings, Inc.(NON)			2,540	458,165

Bunge, Ltd.			55,600	5,054,596

Cal-Maine Foods, Inc.			5,810	226,764

Calbee, Inc. (Japan)			33,000	1,139,183

Carrefour SA (France)			28,341	861,057

ChannelAdvisor Corp.(NON)			9,835	212,239

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			72,000	4,642

Colgate-Palmolive Co.			34,000	2,352,460

Core-Mark Holding Co., Inc.			5,965	369,412

Coty, Inc. Class A(NON)			40,941	845,841

CVS Health Corp.			192,938	18,581,859

Diageo PLC (United Kingdom)			27,409	786,122

Distribuidora Internacional de Alimentacion SA (Spain)			80,247	539,577

Dr. Pepper Snapple Group, Inc.			108,000	7,741,440

Energizer Holdings, Inc.			13,100	1,684,136

Estacio Participacoes SA (Brazil)			92,434	828,297

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

G8 Education, Ltd. (Australia)			77,250	261,232

Geo Group, Inc. (The)(R)			3,419	137,991

Global Fashion Holding SA (acquired 8/2/13, cost $43,883) (Private) (Brazil)(F)(RES)(NON)			1,036	26,042

Grand Canyon Education, Inc.(NON)			4,160	194,106

Gruma SAB de CV Class B (Mexico)			60,900	651,237

Heineken Holding NV (Netherlands)			14,024	879,060

Henkel AG & Co. KGaA (Preference) (Germany)			6,814	737,101

Imperial Tobacco Group PLC (United Kingdom)			24,370	1,067,239

ITOCHU Corp. (Japan)			11,900	127,231

ITT Educational Services, Inc.(NON)(S)			6,318	60,716

Jack in the Box, Inc.			3,049	243,798

Japan Tobacco, Inc. (Japan)			33,400	917,100

Kao Corp. (Japan)			29,300	1,155,873

Kerry Group PLC Class A (Ireland)			9,819	677,473

Kforce, Inc.			17,476	421,696

Koninklijke Ahold NV (Netherlands)			67,706	1,203,544

Korn/Ferry International(NON)			9,466	272,242

Krispy Kreme Doughnuts, Inc.(NON)			8,774	173,199

L'Oreal SA (France)			5,290	888,123

Liberty Ventures Ser. A(NON)			28,200	1,063,704

ManpowerGroup, Inc.			52,900	3,606,193

Minor International PCL (Thailand)			397,400	392,568

Mondelez International, Inc. Class A			391,300	14,213,973

Monster Beverage Corp.(NON)			53,900	5,840,065

MWI Veterinary Supply, Inc.(NON)			2,237	380,089

Nestle SA (Switzerland)			59,851	4,387,171

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Oriental Education & Technology Group, Inc. ADR (China)(NON)			12,400	253,084

Nutraceutical International Corp.(NON)			6,445	138,954

On Assignment, Inc.(NON)			14,944	495,991

Papa John's International, Inc.			6,219	347,020

Philip Morris International, Inc.			62,100	5,058,045

Pinnacle Foods, Inc.			9,921	350,211

Popeyes Louisiana Kitchen, Inc.(NON)			6,944	390,739

Reckitt Benckiser Group PLC (United Kingdom)			9,661	779,366

Recruit Holdings Co., Ltd. (Japan)(NON)			6,400	181,193

SABMiller PLC (United Kingdom)			13,402	693,584

Sanderson Farms, Inc.(S)			3,810	320,135

Sao Martinho SA (Brazil)			66,009	900,168

Seven & I Holdings Co., Ltd. (Japan)			3,700	133,462

Shutterfly, Inc.(NON)			2,022	84,307

Sonic Corp.			13,951	379,886

SpartanNash Co.			8,223	214,949

TrueBlue, Inc.(NON)			24,234	539,207

Ulker Biskuvi Sanayi AS (Turkey)			55,363	438,147

Unilever NV ADR (Netherlands)			21,290	836,330

Unilever PLC (United Kingdom)			16,516	670,893

USANA Health Sciences, Inc.(NON)			2,027	207,950

Weight Watchers International, Inc.(NON)(S)			9,537	236,899

WH Group, Ltd. 144A (Hong Kong)(NON)			272,105	155,326

WM Morrison Supermarkets PLC (United Kingdom)			18,124	51,580

Wolseley PLC (United Kingdom)			8,097	460,949

Woolworths, Ltd. (Australia)			16,521	411,626

Zalando SE (acquired 9/30/13, cost $89,683) (Private) (Germany)(F)(RES)(NON)			3,740	103,862

				101,960,577
Energy (4.1%)

AMEC PLC (United Kingdom)			56,594	740,701

Baker Hughes, Inc.			67,900	3,807,153

BG Group PLC (United Kingdom)			60,477	804,993

BP PLC (United Kingdom)			295,683	1,877,510

Callon Petroleum Co.(NON)			64,145	349,590

Delek US Holdings, Inc.			17,962	490,003

EnCana Corp. (Canada)			26,700	371,612

EP Energy Corp. Class A(NON)(S)			23,201	242,218

Exxon Mobil Corp.			88,135	8,148,081

Ezion Holdings, Ltd. (Singapore)			775,480	657,444

Genel Energy PLC (United Kingdom)(NON)			115,777	1,239,272

Gran Tierra Energy, Inc. (Colombia)(NON)			138,637	533,752

Gulfport Energy Corp.(NON)			3,358	140,163

Halliburton Co.			105,000	4,129,650

ION Geophysical Corp.(NON)			115,870	318,643

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	499

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	499

Marathon Petroleum Corp.			95,300	8,601,778

Northern Oil and Gas, Inc.(NON)(S)			75,662	427,490

Oil States International, Inc.(NON)			17,800	870,420

Petroleo Brasileiro SA ADR (Preference) (Brazil)			46,738	354,274

Phillips 66			151,300	10,848,210

Rosetta Resources, Inc.(NON)			4,062	90,623

Royal Dutch Shell PLC Class A (United Kingdom)			47,989	1,590,667

Royal Dutch Shell PLC Class A (United Kingdom)			31,240	1,044,892

Royal Dutch Shell PLC Class B (United Kingdom)			43,725	1,502,126

Schlumberger, Ltd.			155,937	13,318,579

SM Energy Co.			5,903	227,738

Statoil ASA (Norway)			57,913	1,014,892

Stone Energy Corp.(NON)			9,403	158,723

Suncor Energy, Inc. (Canada)			12,700	403,365

Superior Energy Services, Inc.			175,600	3,538,340

Total SA (France)			31,463	1,622,208

Triangle Petroleum Corp.(NON)(S)			42,526	203,274

Unit Corp.(NON)			4,488	153,041

Vaalco Energy, Inc.(NON)			27,738	126,485

Valero Energy Corp.			201,700	9,984,150

W&T Offshore, Inc.			9,120	66,941

Whiting Petroleum Corp.(NON)			9,007	297,231

Woodside Petroleum, Ltd. (Australia)			22,752	707,316

				81,004,546
Financial (1.6%)

Credit Acceptance Corp.(NON)			1,848	252,086

CTBC Financial Holding Co., Ltd. (Taiwan)			2,299,013	1,485,376

Eurazeo SA (France)			4,580	319,921

Goldman Sachs Group, Inc. (The)			84,121	16,305,173

HSBC Holdings PLC (United Kingdom)			275,822	2,606,651

KKR & Co. LP			11,800	273,878

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			184,500	1,011,271

Morgan Stanley			188,800	7,325,440

Natixis SA (France)			66,891	439,864

Plus500, Ltd. (Israel)(S)			13,436	123,921

UBS Group AG (Switzerland)			82,571	1,419,371

Virgin Money Holdings UK PLC (United Kingdom)(NON)			39,271	176,279

				31,739,231
Health care (8.1%)

ACADIA Pharmaceuticals, Inc.(NON)			7,873	249,968

Accuray, Inc.(NON)(S)			21,477	162,151

Actavis PLC(NON)			1,700	437,597

Actelion, Ltd. (Switzerland)			13,237	1,522,880

Alere, Inc.(NON)			18,801	714,438

Alkermes PLC(NON)			3,185	186,514

Allergan, Inc.			1,000	212,590

AMAG Pharmaceuticals, Inc.(NON)			25,387	1,081,994

Amedisys, Inc.(NON)			9,065	266,058

AmSurg Corp.(NON)			7,071	386,996

Anthem, Inc.			69,000	8,671,230

Ariad Pharmaceuticals, Inc.(NON)(S)			92,544	635,777

Array BioPharma, Inc.(NON)			22,163	104,831

Asaleo Care, Ltd. (Australia)(NON)			122,812	165,217

Astellas Pharma, Inc. (Japan)			140,400	1,954,032

AstraZeneca PLC (United Kingdom)			36,086	2,538,493

AtriCure, Inc.(NON)			9,320	186,027

Bayer AG (Germany)			20,859	2,851,622

Biospecifics Technologies Corp.(NON)			4,133	159,616

C.R. Bard, Inc.			28,600	4,765,332

Cardinal Health, Inc.			78,400	6,329,232

Cardiome Pharma Corp. (Canada)(NON)			38,276	354,053

Celgene Corp.(NON)			99,236	11,100,539

Centene Corp.(NON)			2,099	217,981

Charles River Laboratories International, Inc.(NON)			20,800	1,323,712

CHC Healthcare Group (Taiwan)			242,000	507,081

Chemed Corp.			7,636	806,896

China Biologic Products, Inc. (China)(NON)			15,159	1,019,140

China Pioneer Pharma Holdings, Ltd. (China)(S)			1,241,000	970,762

Coloplast A/S Class B (Denmark)			20,314	1,709,771

Computer Programs & Systems, Inc.			1,788	108,621

Conatus Pharmaceuticals, Inc.(NON)			3,143	22,001

Conmed Corp.			7,690	345,742

DexCom, Inc.(NON)			4,305	236,990

Dynavax Technologies Corp.(NON)			23,151	390,326

Edwards Lifesciences Corp.(NON)			39,600	5,044,248

Enanta Pharmaceuticals, Inc.(NON)			3,066	155,906

Gilead Sciences, Inc.(NON)			44,400	4,185,144

GlaxoSmithKline PLC (United Kingdom)			81,589	1,745,601

Glenmark Pharmaceuticals, Ltd. (India)			14,253	173,349

Globus Medical, Inc. Class A(NON)			9,485	225,458

Greatbatch, Inc.(NON)			11,679	575,775

Grifols SA ADR (Spain)			6,605	224,504

Health Net, Inc./CA(NON)			25,567	1,368,602

HealthSouth Corp.			11,068	425,675

Hill-Rom Holdings, Inc.			10,157	463,362

Hisamitsu Pharmaceutical Co., Inc. (Japan)			12,700	398,694

ICU Medical, Inc.(NON)			8,577	702,456

Impax Laboratories, Inc.(NON)			15,364	486,732

Indivior PLC (United Kingdom)(NON)			9,661	22,496

Inovio Pharmaceuticals, Inc.(NON)(S)			5,660	51,959

Insulet Corp.(NON)			6,751	310,951

Insys Therapeutics, Inc.(NON)			12,470	525,735

Intuitive Surgical, Inc.(NON)			5,800	3,067,852

Isis Pharmaceuticals, Inc.(NON)(S)			6,464	399,087

Jazz Pharmaceuticals PLC(NON)			11,442	1,873,399

Johnson & Johnson			140,382	14,679,746

Kindred Healthcare, Inc.			12,569	228,504

McKesson Corp.			51,151	10,617,925

Medicines Co. (The)(NON)			7,421	205,339

Mediclinic International, Ltd. (South Africa)			117,060	1,011,858

Merck & Co., Inc.			297,871	16,916,094

Merck KGaA (Germany)			7,232	686,068

Merrimack Pharmaceuticals, Inc.(NON)(S)			22,738	256,939

Mettler-Toledo International, Inc.(NON)			5,200	1,572,792

Nektar Therapeutics(NON)			15,260	236,530

Netcare, Ltd. (South Africa)			289,368	945,784

Novartis AG (Switzerland)			20,774	1,910,533

Novo Nordisk A/S Class B (Denmark)			28,334	1,198,857

NPS Pharmaceuticals, Inc.(NON)			7,572	270,850

Omega Healthcare Investors, Inc.(R)			5,373	209,923

OraSure Technologies, Inc.(NON)			35,847	363,489

Otsuka Holdings Company, Ltd. (Japan)			27,800	833,776

Pfizer, Inc.			617,581	19,237,648

POZEN, Inc.(NON)			31,448	251,584

Prestige Brands Holdings, Inc.(NON)			11,208	389,142

Prothena Corp. PLC (Ireland)(NON)			17,328	359,729

Providence Service Corp. (The)(NON)			7,314	266,522

Puma Biotechnology, Inc.(NON)			920	174,128

Receptos, Inc.(NON)			2,916	357,239

Repligen Corp.(NON)			10,426	206,435

Roche Holding AG-Genusschein (Switzerland)			8,624	2,337,453

Sanofi (France)			25,558	2,329,252

Select Medical Holdings Corp.			32,595	469,368

Shionogi & Co., Ltd. (Japan)			5,500	142,480

Shire PLC (United Kingdom)			16,290	1,152,571

Sientra, Inc.(NON)			4,579	76,881

Spectranetics Corp. (The)(NON)(S)			9,873	341,408

STAAR Surgical Co.(NON)			27,128	247,136

Steris Corp.			4,769	309,270

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)			15,044	214,828

Surgical Care Affiliates, Inc.(NON)			10,591	356,387

Suzuken Co., Ltd. (Japan)			10,200	281,898

Takeda Pharmaceutical Co., Ltd. (Japan)			7,700	319,517

TESARO, Inc.(NON)			4,255	158,243

Threshold Pharmaceuticals, Inc.(NON)(S)			24,720	78,610

Trevena, Inc.(NON)			12,332	73,745

Trinity Biotech PLC ADR (Ireland)			6,129	107,319

Triple-S Management Corp. Class B (Puerto Rico)(NON)			5,221	124,834

UCB SA (Belgium)			2,675	203,006

West Pharmaceutical Services, Inc.			10,225	544,379

WuXi PharmaTech Cayman, Inc. ADR (China)(NON)			25,538	859,864

XenoPort, Inc.(NON)			41,110	360,535

				159,599,613
Insurance (2.3%)

ACE, Ltd.			2,196	252,276

Admiral Group PLC (United Kingdom)			9,757	199,810

Ageas (Belgium)			27,435	972,948

AIA Group, Ltd. (Hong Kong)			433,800	2,388,703

Allianz SE (Germany)			10,278	1,707,728

Allied World Assurance Co. Holdings AG			15,397	583,854

American Equity Investment Life Holding Co.			18,601	542,963

American International Group, Inc.			8,900	498,489

Amtrust Financial Services, Inc.			10,446	587,588

Aon PLC			99,342	9,420,602

Aspen Insurance Holdings, Ltd.			14,000	612,780

Assicurazioni Generali SpA (Italy)			60,285	1,231,951

AXA SA (France)			49,413	1,141,269

Axis Capital Holdings, Ltd.			40,200	2,053,818

Cathay Financial Holding Co., Ltd. (Taiwan)			281,478	414,145

Challenger, Ltd. (Australia)			145,509	766,545

CNO Financial Group, Inc.			19,929	343,177

CNP Assurances (France)			75,029	1,328,603

Employers Holdings, Inc.			6,776	159,304

Everest Re Group, Ltd.			17,500	2,980,250

Genworth Financial, Inc. Class A(NON)			38,044	323,374

HCI Group, Inc.			10,569	457,004

Insurance Australia Group, Ltd. (Australia)			229,718	1,164,649

Intact Financial Corp. (Canada)			2,800	202,083

Legal & General Group PLC (United Kingdom)			262,070	1,006,564

Maiden Holdings, Ltd. (Bermuda)			17,046	218,018

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			3,446	690,378

PartnerRe, Ltd.			29,600	3,378,248

Prudential PLC (United Kingdom)			82,264	1,893,072

Reinsurance Group of America, Inc. Class A			25,700	2,251,834

Samsung Life Insurance Co., Ltd. (South Korea)			4,998	527,880

SCOR SE (France)			6,427	194,499

St James's Place PLC (United Kingdom)			11,909	149,664

Symetra Financial Corp.			17,097	394,086

United Insurance Holdings Corp.			17,282	379,340

XL Group PLC			102,700	3,529,799

				44,947,295
Investment banking/Brokerage (0.1%)

Altisource Portfolio Solutions SA(NON)(S)			1,756	59,335

Ashford, Inc.(NON)			341	32,054

Deutsche Bank AG (Germany)			23,345	705,620

Gain Capital Holdings, Inc.			27,465	247,734

KCG Holdings, Inc. Class A(NON)			38,299	446,183

WisdomTree Investments, Inc.			10,786	169,071

				1,659,997
Real estate (2.3%)

AG Mortgage Investment Trust, Inc.(R)			4,686	87,019

Agree Realty Corp.(R)			7,922	246,295

Alexander & Baldwin, Inc.			4,528	177,769

American Capital Agency Corp.(R)			134,200	2,929,586

Apollo Commercial Real Estate Finance, Inc.(R)			12,150	198,774

Arlington Asset Investment Corp. Class A			5,391	143,455

ARMOUR Residential REIT, Inc.(R)			25,126	92,464

Ashford Hospitality Trust, Inc.(R)			29,612	310,334

Bumi Serpong Damai Tbk PT (Indonesia)			3,008,100	434,547

Capital Senior Living Corp.(NON)			28,251	703,732

CBL & Associates Properties, Inc.(R)			10,618	206,202

CBRE Group, Inc. Class A(NON)			156,200	5,349,850

CSI Properties, Ltd. (Hong Kong)			3,710,000	147,311

CYS Investments, Inc.(R)			15,223	132,745

Dexus Property Group (Australia)(R)			137,337	776,604

Education Realty Trust, Inc.(R)			15,198	556,095

Emaar Properties PJSC (United Arab Emirates)			319,680	613,331

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)(R)			622,760	735,081

EPR Properties(R)			4,415	254,436

Equity Lifestyle Properties, Inc.(R)			12,200	628,910

First Industrial Realty Trust(R)			9,502	195,361

Foxtons Group PLC (United Kingdom)			41,924	103,636

GPT Group (Australia)(R)			255,025	900,994

Hammerson PLC (United Kingdom)(R)			65,160	609,018

Hibernia REIT PLC (Ireland)(NON)(R)			552,777	723,863

Hongkong Land Holdings, Ltd. (Hong Kong)			24,000	161,537

Invesco Mortgage Capital, Inc.(R)			7,698	119,011

Investors Real Estate Trust(R)			21,421	175,010

Jones Lang LaSalle, Inc.			16,900	2,533,817

Kawasan Industri Jababeka Tbk PT (Indonesia)			35,514,700	840,345

Kennedy-Wilson Holdings, Inc.			5,762	145,779

Lexington Realty Trust(R)			42,446	466,057

LTC Properties, Inc.(R)			11,206	483,763

MFA Financial, Inc.(R)			25,261	201,835

Mitsubishi Estate Co., Ltd. (Japan)			13,000	275,137

Mitsui Fudosan Co., Ltd. (Japan)			8,000	215,164

National Health Investors, Inc.(R)			6,261	438,020

New Residential Investment Corp.(R)			45,180	576,949

Oberoi Realty, Ltd. (India)			38,666	171,282

One Liberty Properties, Inc.(R)			10,373	245,529

Outfront Media, Inc.(R)			51,595	1,384,810

PS Business Parks, Inc.(R)			6,379	507,386

Public Storage(R)			38,695	7,152,771

Ramco-Gershenson Properties Trust(R)			12,426	232,863

Regus PLC (United Kingdom)			158,153	509,390

Scentre Group (Australia)(NON)(R)			76,716	218,145

Select Income REIT(R)			7,845	191,496

Shopping Centres Australasia Property Group (Australia)(R)			54,550	82,327

Sovran Self Storage, Inc.(R)			2,153	187,785

Starwood Property Trust, Inc.(R)			5,970	138,743

Sumitomo Realty & Development Co., Ltd. (Japan)			10,000	340,655

Sumitomo Warehouse Co., Ltd. (The) (Japan)			67,000	359,876

Summit Hotel Properties, Inc.(R)			27,091	337,012

Supalai PCL (Thailand)			870,400	637,588

Surya Semesta Internusa Tbk PT (Indonesia)			3,175,800	271,688

Taubman Centers, Inc.(R)			8,000	611,360

Tokyo Tatemono Co., Ltd. (Japan)			146,000	1,063,267

Two Harbors Investment Corp.(R)			294,300	2,948,886

Universal Health Realty Income Trust(R)			2,625	126,315

Vornado Realty Trust(R)			11,600	1,365,436

Westfield Group (Australia)			61,570	450,152

Wheelock and Co., Ltd. (Hong Kong)			231,000	1,072,557

				44,497,155
Technology (10.7%)

Activision Blizzard, Inc.			221,600	4,465,240

Acxiom Corp.(NON)			6,344	128,593

Advanced Energy Industries, Inc.(NON)			7,589	179,859

Advanced Semiconductor Engineering, Inc. (Taiwan)			828,000	984,344

Agilent Technologies, Inc.			2,800	114,632

Alcatel-Lucent (France)(NON)(S)			131,081	465,361

Alibaba Group Holding, Ltd. ADR (China)(NON)			10,129	1,052,808

Amber Road, Inc.(NON)			3,903	39,889

Amdocs, Ltd.			69,300	3,233,192

Anixter International, Inc.			4,719	417,443

AOL, Inc.(NON)			12,322	568,907

Apple, Inc.			266,068	29,368,586

ASML Holding NV (Netherlands)			12,090	1,295,282

Aspen Technology, Inc.(NON)			5,939	207,984

Avago Technologies, Ltd.			46,700	4,697,553

AVG Technologies NV (Netherlands)(NON)			8,639	170,534

Baidu, Inc. ADR (China)(NON)			4,540	1,034,984

Broadcom Corp. Class A			215,674	9,345,154

Brother Industries, Ltd. (Japan)			57,200	1,037,766

CACI International, Inc. Class A(NON)			6,504	560,515

Cavium, Inc.(NON)			2,726	168,521

Ceva, Inc.(NON)			10,509	190,633

Cirrus Logic, Inc.(NON)			7,044	166,027

Computer Sciences Corp.			101,100	6,374,355

Constant Contact, Inc.(NON)			5,662	207,795

Cray, Inc.(NON)			6,957	239,877

Cypress Semiconductor Corp.(NON)			10,959	156,495

Dun & Bradstreet Corp. (The)			26,500	3,205,440

eBay, Inc.(NON)			259,800	14,579,976

Electronic Arts, Inc.(NON)			12,900	606,494

EMC Corp.			161,400	4,800,036

EnerSys			11,179	689,968

Engility Holdings, Inc.(NON)			14,195	607,546

Extreme Networks, Inc.(NON)			37,644	132,883

Fairchild Semiconductor International, Inc.(NON)			9,858	166,403

FANUC Corp. (Japan)			8,900	1,468,844

FEI Co.			2,980	269,243

Freescale Semiconductor, Ltd.(NON)(S)			11,978	302,205

FUJIFILM Holdings Corp. (Japan)			27,100	817,845

Fujitsu, Ltd. (Japan)			138,000	735,107

GenMark Diagnostics, Inc.(NON)(S)			21,703	295,378

Google, Inc. Class A(NON)			30,436	16,151,168

Google, Inc. Class C(NON)			292	153,709

HCL Technologies, Ltd. (India)			39,108	988,337

Hollysys Automation Technologies, Ltd. (China)(NON)			30,048	734,073

Hoya Corp. (Japan)			45,000	1,506,644

Infosys, Ltd. (India)			21,670	673,961

InnerWorkings, Inc.(NON)			38,419	299,284

Inotera Memories, Inc. (Taiwan)(NON)			376,000	593,835

Integrated Silicon Solution, Inc. (ISSI)			30,533	505,932

IntraLinks Holdings, Inc.(NON)			26,980	321,062

Konica Minolta Holdings, Inc. (Japan)			33,500	361,350

L-3 Communications Holdings, Inc.			61,709	7,788,293

Leidos Holdings, Inc.			53,700	2,337,024

Lexmark International, Inc. Class A			5,010	206,763

LivePerson, Inc.(NON)			9,117	128,550

Luxoft Holding, Inc. (Russia)(NON)			15,772	607,380

Manhattan Associates, Inc.(NON)			6,172	251,324

Marvell Technology Group, Ltd.			255,100	3,698,950

MAXIMUS, Inc.			3,647	200,001

Mellanox Technologies, Ltd. (Israel)(NON)			3,909	167,032

Mentor Graphics Corp.			40,484	887,409

Microsemi Corp.(NON)			6,294	178,624

Microsoft Corp.			43,709	2,030,283

MobileIron, Inc.(NON)			18,106	180,336

MTS Systems Corp.			2,449	183,748

Murata Manufacturing Co., Ltd. (Japan)			2,800	305,854

Naver Corp. (South Korea)			637	411,515

NetApp, Inc.			176,900	7,332,505

Netscout Systems, Inc.(NON)			4,577	167,244

NIC, Inc.			8,354	150,288

Nimble Storage, Inc.(NON)			6,493	178,558

NTT Data Corp. (Japan)			12,200	456,060

Oracle Corp.			392,468	17,649,286

Pandora Media, Inc.(NON)			9,800	174,734

Perficient, Inc.(NON)			12,622	235,148

Phison Electronics Corp. (Taiwan)			104,000	717,600

Plantronics, Inc.			2,164	114,735

Power Integrations, Inc.			4,252	219,998

Powertech Technology, Inc. (Taiwan)			445,000	760,811

Proofpoint, Inc.(NON)			4,258	205,363

PROS Holdings, Inc.(NON)			6,475	177,933

PTC, Inc.(NON)			8,122	297,671

QLogic Corp.(NON)			37,855	504,229

Quantum Corp.(NON)			120,038	211,267

RF Micro Devices, Inc.(NON)			55,810	925,888

Rovi Corp.(NON)			12,426	280,703

Samsung Electronics Co., Ltd. (South Korea)			3,794	4,560,585

SAP AG (Germany)			6,380	451,101

Sartorius AG (Preference) (Germany)			1,590	194,061

Semtech Corp.(NON)			6,339	174,766

Silergy Corp. (Taiwan)			18,777	153,618

Silicon Image, Inc.(NON)			62,041	342,466

SK Hynix, Inc. (South Korea)(NON)			45,469	1,957,862

Skyworth Digital Holdings, Ltd. (China)			2,096,000	1,135,129

SoftBank Corp. (Japan)			27,400	1,630,635

SolarWinds, Inc.(NON)			11,512	573,643

Spansion, Inc. Class A(NON)			26,772	916,138

Sparton Corp.(NON)			9,272	262,768

SS&C Technologies Holdings, Inc.			5,573	325,965

Sumco Corp. (Japan)			10,400	149,550

Symantec Corp.			236,168	6,058,890

Synaptics, Inc.(NON)			8,953	616,325

SYNNEX Corp.			8,121	634,737

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			593,350	2,618,294

Tencent Holdings, Ltd. (China)			153,900	2,208,209

Tyler Technologies, Inc.(NON)			2,701	295,597

Ultimate Software Group, Inc.(NON)			2,416	354,705

Ultra Clean Holdings, Inc.(NON)			37,783	350,626

United Internet AG (Germany)			18,967	860,116

Verint Systems, Inc.(NON)			5,500	320,540

Web.com Group, Inc.(NON)			16,628	315,766

Western Digital Corp.			90,848	10,056,874

Xcerra Corp.(NON)			56,679	519,180

Xerox Corp.			442,800	6,137,208

				212,337,513
Transportation (1.5%)

Adani Ports & Special Economic Zone, Ltd. (India)			74,394	375,200

Aegean Marine Petroleum Network, Inc. (Greece)			37,583	526,914

Air Arabia PJSC (United Arab Emirates)(NON)			1,721,672	695,507

ANA Holdings, Inc. (Japan)			530,000	1,304,530

ComfortDelgro Corp., Ltd. (Singapore)			443,000	867,290

Delta Air Lines, Inc.			13,477	662,934

Deutsche Post AG (Germany)			52,977	1,733,335

Hawaiian Holdings, Inc.(NON)			27,029	704,105

International Consolidated Airlines Group SA (Spain)(NON)			18,870	141,019

Japan Airlines Co., Ltd. (Japan)(UR)			6,900	201,553

JetBlue Airways Corp.(NON)(S)			48,397	767,576

Matson, Inc.			3,988	137,666

Quality Distribution, Inc.(NON)			52,468	558,260

Scorpio Tankers, Inc.			50,526	439,071

SkyWest, Inc.			13,415	178,151

Southwest Airlines Co.			261,500	11,066,680

Spirit Airlines, Inc.(NON)			6,820	515,456

Swift Transportation Co.(NON)			35,774	1,024,210

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)(NON)			166,369	682,708

Union Pacific Corp.			64,300	7,660,059

Universal Truckload Services, Inc.			1,150	32,787

XPO Logistics, Inc.(NON)			4,516	184,614

				30,459,625
Utilities and power (2.0%)

Alliant Energy Corp.			9,100	604,422

Centrica PLC (United Kingdom)			249,072	1,071,996

China Power New Energy Development Co., Ltd. (China)(NON)			10,540,000	671,376

China Resources Power Holdings Co., Ltd. (China)			484,000	1,236,534

China Water Affairs Group, Ltd. (China)(S)			266,000	121,492

China WindPower Group, Ltd. (China)(NON)			11,220,000	593,482

Edison International			123,100	8,060,588

Enel SpA (Italy)			211,683	946,486

ENI SpA (Italy)			49,234	859,882

Entergy Corp.			148,424	12,984,132

Korea Electric Power Corp. (South Korea)			13,740	529,158

OGE Energy Corp.			74,400	2,639,712

Origin Energy, Ltd. (Australia)			27,115	255,886

Red Electrica Corporacion SA (Spain)			20,287	1,780,935

Tenaga Nasional Bhd (Malaysia)			209,600	826,008

Tokyo Gas Co., Ltd. (Japan)			329,000	1,775,338

UGI Corp.			97,450	3,701,151

United Utilities Group PLC (United Kingdom)			72,956	1,033,855

Veolia Environnement SA (France)			25,178	447,124

				40,139,557

Total common stocks (cost $1,028,339,358)				$1,221,257,038

CORPORATE BONDS AND NOTES (11.0%)(a)
			Principal amount	Value

Basic materials (0.6%)

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			$70,000	$75,608

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			54,000	55,912

Albemarle Corp. sr. unsec. notes 4.15s, 2024			90,000	91,441

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			35,000	37,906

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			30,000	31,793

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			40,000	40,976

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			617,000	745,028

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			42,000	43,470

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			871,000	970,210

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			199,000	208,950

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			94,000	93,060

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			255,000	270,300

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			88,000	95,696

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			60,000	62,890

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			57,000	67,908

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			140,000	136,150

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			183,000	187,118

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			195,000	196,190

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024			495,000	489,983

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			265,000	280,909

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			140,000	141,491

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			53,000	51,543

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			115,000	103,500

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			235,000	246,163

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			115,000	131,675

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			205,000	208,588

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			62,000	60,760

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			80,000	71,200

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			180,000	174,600

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			165,000	160,050

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			146,000	156,585

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			174,000	172,695

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			40,000	39,400

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			227,000	249,700

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			174,000	183,135

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	168,544

Mercer International, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			100,000	101,250

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			180,000	184,040

Methanex Corp. sr. unsec. unsub. notes 4 1/4s, 2024 (Canada)			385,000	383,319

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			19,000	18,893

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			140,000	1

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			140,000	118,650

Monsanto Company sr. unsec. notes 5 1/2s, 2025			405,000	465,442

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			14,000	16,073

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			6,000	6,798

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			95,000	95,143

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			90,000	88,200

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			145,000	152,607

PQ Corp. 144A sr. notes 8 3/4s, 2018			185,000	191,475

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			885,000	884,635

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			10,000	10,376

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			210,000	224,288

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			140,000	138,866

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			193,000	198,308

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			115,000	110,688

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			65,000	72,638

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			45,000	46,013

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			112,000	122,640

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			145,000	147,175

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			70,000	70,700

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			50,000	49,625

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			60,000	70,350

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			14,000	14,595

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			28,000	29,680

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			34,000	35,700

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			17,000	17,255

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			100,000	102,500

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	30,563

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			170,000	175,100

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			28,000	28,280

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			238,000	226,100

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			355,000	472,629

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			220,000	229,350

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			125,000	128,125

				11,959,197
Capital goods (0.4%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			431,000	431,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			294,000	329,280

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			120,000	116,700

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			80,000	78,600

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			75,000	74,438

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			75,000	72,000

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			76,000	77,140

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			199,000	221,388

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	116,863

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			90,000	91,800

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	135,938

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			305,000	327,875

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			885,000	990,396

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			300,000	291,000

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			100,000	110,500

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			235,000	231,187

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			260,000	248,950

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			150,000	144,275

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			100,000	96,598

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			80,000	81,400

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			665,000	933,084

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			135,000	137,025

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			130,000	122,200

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			75,000	75,938

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			225,000	238,500

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			145,000	147,900

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			145,000	146,450

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			213,000	224,715

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	74,164

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			67,000	68,675

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			400,000	422,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	102,500

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			190,000	194,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			140,000	148,050

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			39,000	40,365

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			227,000	231,540

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			39,000	41,535

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			39,000	39,195

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			28,000	27,370

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			130,000	141,543

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			170,000	247,711

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			100,000	105,000

				8,177,538
Communication services (1.1%)

Adelphia Communications Corp. escrow bonds zero %, 2015			200,000	1,500

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	165,649

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	203,836

American Tower Corp. sr. unsec. notes 7s, 2017(R)			210,000	237,098

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			885,000	888,513

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			367,000	408,288

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			56,000	63,280

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			104,000	114,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			94,000	98,700

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			76,000	76,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			146,000	142,350

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			115,000	122,188

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			165,000	171,394

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			155,000	156,744

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			90,000	91,350

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			154,000	168,630

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			34,000	35,275

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			890,000	982,744

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			393,000	553,696

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			35,000	46,795

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			185,000	246,128

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			297,000	302,940

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			81,000	81,810

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			188,000	207,270

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			123,000	123,615

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			195,000	288,046

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			125,000	126,563

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			103,000	116,905

DISH DBS Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			175,000	175,875

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			20,000	20,100

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			42,000	44,100

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			127,000	136,208

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			84,000	92,400

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			73,000	75,008

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			146,000	156,220

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			283,000	288,660

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			703,000	704,758

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	126,539

Level 3 Communications, Inc. 144A sr. unsec. unsub. notes 5 3/4s, 2022			60,000	60,375

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			130,000	130,650

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			129,000	139,159

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			147,000	154,901

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			161,000	166,635

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	133,438

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			95,000	67,925

Numericable Group SA 144A sr. notes 6s, 2022 (France)			400,000	404,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	141,409

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			112,000	114,520

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			670,000	774,727

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	101,233

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			225,000	321,027

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			48,000	48,854

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			222,000	224,072

Sprint Capital Corp. company guaranty 6 7/8s, 2028			675,000	594,000

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			157,000	169,364

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			87,000	86,565

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			234,000	266,152

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			418,000	412,650

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			504,000	499,590

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			25,000	25,844

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			62,000	63,240

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			202,000	206,545

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			59,000	61,360

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			90,000	91,440

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			174,000	177,915

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			280,000	284,200

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			60,000	60,150

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			205,000	275,768

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	506,250

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			327,000	350,101

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			120,000	159,962

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			19,000	26,198

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			105,000	137,265

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			688,000	1,032,506

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			1,177,000	1,452,252

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			237,000	274,627

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			405,000	502,496

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			335,000	332,984

Verizon Communications, Inc. 144A sr. unsec. notes 2 5/8s, 2020			618,000	610,934

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			267,000	334,815

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			182,000	185,185

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,532,000	1,512,482

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			130,000	124,475

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			269,000	280,096

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			269,000	291,193

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			112,000	114,240

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			111,000	103,785

				22,631,129
Consumer cyclicals (1.6%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			240,000	361,032

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			15,000	19,153

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			165,000	162,938

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			871,000	861,760

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			104,000	113,100

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			101,000	102,515

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			62,000	69,541

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			241,000	260,883

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			460,000	481,292

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			213,000	211,935

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			48,000	40,080

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			185,000	193,325

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			87,000	90,062

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			73,000	77,198

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			280,000	279,300

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			975,000	1,362,676

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	226,788

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025			95,000	95,713

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			185,000	186,850

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			123,000	129,458

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			118,000	118,590

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			42,000	41,790

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			34,000	33,235

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			70,000	66,150

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			25,000	26,625

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			168,000	176,400

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			560,000	576,800

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			132,000	133,320

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			95,000	96,188

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			179,000	187,055

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			56,000	57,680

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			185,000	193,788

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			400,000	364,098

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			156,000	169,260

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			395,000	441,402

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			259,000	269,023

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			84,000	87,360

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			146,000	193,198

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			465,000	751,051

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			350,000	475,158

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			210,000	302,396

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			480,000	594,721

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			81,000	82,418

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			109,000	111,453

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			150,000	148,875

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			207,000	205,054

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			110,000	131,406

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			160,000	168,800

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			463,000	463,579

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			318,000	323,168

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			115,000	110,113

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			179,000	181,238

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			281,000	287,323

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			196,000	201,880

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	227,000	205,490

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$86,000	67,510

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			460,000	563,169

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			170,000	179,404

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			89,000	102,345

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			421,000	459,443

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			188,000	194,580

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			50,000	49,275

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			210,000	212,100

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			338,000	331,240

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			349,000	343,765

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			208,000	208,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			90,000	91,350

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			112,000	116,480

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			143,000	148,005

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			265,000	246,450

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s, 2019(PIK)			95,000	80,750

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			250,000	257,743

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			123,000	138,068

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			73,000	78,840

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			115,000	119,313

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			85,000	87,550

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			174,000	184,005

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			206,000	201,880

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			80,000	80,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			380,000	395,200

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			275,000	350,043

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			220,000	239,786

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			178,000	172,469

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			15,000	18,693

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			695,000	713,194

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			210,000	224,175

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			260,000	261,300

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			40,000	39,600

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			225,000	236,250

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			250,000	248,125

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			145,000	164,394

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			170,000	178,075

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			411,616	445,574

Navistar International Corp. sr. notes 8 1/4s, 2021			167,000	163,660

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			180,000	180,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			355,000	376,300

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			120,000	126,900

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	114,125

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			275,000	276,031

Nordstrom, Inc. sr. unsec. notes 5s, 2044			115,000	131,348

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			245,000	322,851

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			280,000	293,300

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			190,000	203,300

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			55,000	56,909

Owens Corning company guaranty sr. unsec. notes 9s, 2019			79,000	95,604

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			227,000	211,110

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			172,000	178,450

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			135,000	136,688

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			101,000	106,050

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			80,000	81,200

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			199,000	222,880

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			101,000	114,888

QVC, Inc. company guaranty sr. notes 4.85s, 2024			200,000	203,656

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025			110,000	107,510

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			143,000	134,763

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			66,000	63,030

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			141,000	149,460

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			207,000	218,385

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			92,000	98,440

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			50,000	42,500

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			50,000	35,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			140,000	141,750

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			375,000	343,594

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			118,000	121,540

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			45,000	44,663

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			32,000	32,560

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			40,000	38,700

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			137,000	140,083

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			277,000	286,003

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			39,000	40,950

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			277,000	277,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			6,000	6,375

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			11,000	11,468

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			120,000	125,400

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			85,000	86,275

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			151,000	154,775

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			80,000	80,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			140,000	127,400

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			47,000	49,820

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			67,000	63,985

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			101,000	98,728

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			171,000	181,260

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			220,000	226,740

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			30,000	30,419

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			90,000	95,850

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			885,000	882,358

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			185,000	185,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			42,000	42,210

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			85,000	85,425

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			277,000	295,005

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	743,051

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	81,339

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	32,693

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			885,000	879,699

				32,006,283
Consumer staples (0.7%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			138,000	144,246

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			34,000	43,173

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	6,426

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			255,000	248,621

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			885,000	875,476

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			115,000	177,539

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			315,000	356,781

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			300,000	318,750

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			56,000	61,180

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			154,000	157,080

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			335,000	343,375

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			212,000	217,300

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	15,932

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			122,000	126,007

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			185,000	186,722

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			125,000	121,250

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			409,000	447,409

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			548,000	607,684

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			205,000	210,897

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			42,000	41,738

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			175,000	189,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			129,000	142,545

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			15,000	15,188

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			15,000	15,113

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			258,000	248,325

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			34,000	33,065

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			885,000	892,923

CVS Pass-Through Trust sr. notes 6.036s, 2028			11,610	13,440

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			170,746	182,580

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			52,000	54,608

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			416,000	416,553

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			264,000	242,220

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			308,000	415,065

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			320,000	324,527

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			235,000	235,149

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			280,000	282,800

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			59,000	62,098

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	66,950

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			55,000	56,925

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			180,000	232,068

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			340,000	452,428

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			49,000	50,470

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			378,000	400,680

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			56,000	73,291

McDonald's Corp. sr. unsec. notes 5.7s, 2039			174,000	213,722

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			135,000	146,538

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			185,000	225,070

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			65,000	67,884

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			879,000	877,297

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			126,000	123,795

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			196,000	196,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			146,000	159,323

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			56,000	59,850

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			250,000	281,626

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			132,000	144,800

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			188,000	211,157

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			95,000	101,270

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			50,000	54,938

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			79,000	81,370

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			168,000	176,400

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			135,000	139,725

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			240,000	241,701

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			190,000	195,700

				13,503,763
Energy (1.0%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			70,000	72,975

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			56,000	59,500

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			289,000	294,780

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			190,000	57,950

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			18,000	19,260

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			225,000	270,381

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			123,000	115,928

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			126,000	121,905

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			15,000	14,697

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			124,000	121,833

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			134,000	113,900

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			24,000	20,400

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			430,000	441,626

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			885,000	892,268

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			109,000	92,105

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			260,000	219,700

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			260,000	225,550

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,185,000	1,284,593

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			160,000	108,800

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			42,000	43,260

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			90,000	87,525

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			179,000	136,040

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			871,000	865,615

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			193,000	202,650

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			179,000	179,895

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			76,000	76,760

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	38,325

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			885,000	873,684

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			109,000	101,370

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			34,000	32,300

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			181,000	165,615

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			30,000	29,708

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			104,000	79,560

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			182,000	154,700

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			108,000	78,840

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			290,000	283,475

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			85,000	83,088

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			45,000	33,750

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			357,000	268,643

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			80,000	99,392

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			132,000	125,400

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			42,000	35,700

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			65,000	57,200

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	82,026

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			210,000	130,200

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			263,000	267,603

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			138,000	138,345

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			286,000	200,200

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			95,000	76,950

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			336,000	283,920

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			30,000	27,375

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	98,175

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	203,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	208,950

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			245,000	213,937

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			75,000	67,500

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			215,000	195,650

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			245,000	183,750

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			180,000	127,800

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			80,000	48,800

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			285,000	171,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	191,000

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			188,000	99,170

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			515,000	187,975

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			250,000	283,125

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			250,000	259,750

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			885,000	914,013

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			85,000	79,475

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			179,000	159,310

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			112,000	102,491

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			700,000	728,000

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			67,000	67,670

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			361,000	149,589

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			180,000	172,800

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			80,000	47,200

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			286,000	234,520

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			270,000	273,623

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			950,000	1,031,330

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			67,000	65,660

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			73,000	70,810

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			28,000	27,020

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	127,231

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			42,000	25,935

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 6 1/4s, 2022			20,000	19,950

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 5 1/2s, 2019			15,000	14,888

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			871,000	873,971

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			75,000	49,500

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			160,000	142,800

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			685,000	854,230

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			322,000	294,630

Williams Cos., Inc. (The) notes 8 3/4s, 2032			135,000	157,554

Williams Cos., Inc. (The) notes 7 3/4s, 2031			11,000	11,780

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			30,000	34,655

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			400,000	371,992

Williams Partners LP sr. unsec. notes 5.4s, 2044			128,000	126,209

Williams Partners LP sr. unsec. notes 4.3s, 2024			127,000	126,008

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			59,000	56,788

				19,838,984
Financials (3.5%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			950,000	948,966

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			495,000	618,612

Aflac, Inc. sr. unsec. notes 6.9s, 2039			220,000	298,714

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			146,000	157,680

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			112,000	112,560

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			272,000	346,800

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			101,000	119,180

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			269,000	315,403

Ally Financial, Inc. unsec. sub. notes 8s, 2018			109,000	123,715

American Express Co. sr. unsec. notes 7s, 2018			617,000	713,840

American Express Co. sr. unsec. notes 6.15s, 2017			375,000	417,825

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			412,000	558,260

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			437,000	488,380

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			410,000	378,242

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			209,000	244,110

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			425,000	447,313

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			305,000	330,163

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			200,000	214,500

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			185,000	185,663

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			75,000	76,343

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			565,000	565,128

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			967,000	966,265

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			871,000	892,043

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			270,000	273,606

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,381

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			885,000	879,351

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			895,000	888,018

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			375,000	503,471

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			1,486,000	1,426,560

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			370,000	376,586

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			90,000	95,360

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			1,056,000	1,055,983

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			110,000	111,781

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			450,000	483,195

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			325,000	335,533

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			190,000	209,768

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			947,000	1,014,701

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	76,500

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			137,000	140,000

CIT Group, Inc. sr. unsec. notes 5s, 2023			87,000	88,958

CIT Group, Inc. sr. unsec. notes 5s, 2022			342,000	351,405

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			118,000	124,714

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			109,000	113,633

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			62,000	61,845

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			213,000	231,105

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			146,000	154,030

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			14,000	13,650

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			11,000	13,707

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			983,000	1,039,113

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			815,000	937,128

Commonwealth Bank of Australia/New York sr. unsec. unsub. bonds 1 1/8s, 2017			1,210,000	1,205,730

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			104,000	67,600

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			792,000	826,203

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			143,000	143,000

Credit Agricole SA 144A jr. unsec. sub. FRN notes 7 7/8s, perpetual maturity (France)			340,000	345,962

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			490,000	507,150

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			150,000	184,991

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			967,000	1,074,227

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			190,000	161,025

Dresdner Funding Trust I 144A bonds 8.151s, 2031			100,000	118,000

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			110,000	129,489

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			16,000	16,937

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			224,000	237,440

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			150,000	153,375

EPR Properties unsec. notes 5 1/4s, 2023(R)			380,000	396,330

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			385,000	387,888

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			156,000	144,495

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			230,000	243,743

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			1,245,000	1,700,523

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			1,315,000	1,427,586

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			793,000	487,695

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			325,000	324,179

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			335,000	397,987

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			494,000	498,989

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			122,000	152,799

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			100,000	112,236

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			420,000	474,313

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			195,000	191,846

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			234,000	232,830

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			110,000	110,734

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			833,000	1,253,665

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			200,000	202,500

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			688,000	816,282

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			180,000	181,470

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			30,000	29,700

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			322,000	331,724

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			174,000	174,761

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,960,000	2,175,693

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			45,000	49,163

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			146,000	158,775

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			300,000	303,750

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			200,000	194,103

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			98,000	103,145

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			55,000	53,350

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			363,000	390,697

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			882,000	890,388

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			962,000	965,321

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,054,000	1,233,180

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			1,768,000	1,798,940

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			200,000	201,828

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			185,000	197,488

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			90,000	91,391

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			1,030,000	1,228,682

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			885,000	954,115

Metropolitan Life Global Funding I 144A notes 3s, 2023			155,000	154,192

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			385,000	405,288

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			966,000	1,028,976

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	123,050

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			260,000	278,200

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	482,752

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			220,000	211,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	95,550

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			135,000	214,611

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018			98,000	109,270

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			175,000	184,188

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			70,000	72,800

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			150,000	137,250

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			140,000	143,150

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			100,000	102,500

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			52,000	52,130

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			230,000	211,025

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			890,000	889,531

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			234,000	257,036

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			346,000	374,286

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			174,000	168,345

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			98,000	102,900

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			160,000	187,000

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			388,000	398,670

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			144,000	142,560

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			75,000	80,796

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			885,000	894,824

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			505,000	530,250

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			130,000	140,712

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			760,000	773,065

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			515,000	532,996

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			63,000	65,644

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			500,000	521,186

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			220,000	193,600

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			320,000	298,320

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			802,000	796,915

Societe Generale SA bank guaranty sr. unsec. notes 2 3/4s, 2017 (France)			375,000	384,182

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			350,000	341,250

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			65,000	63,700

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			50,000	56,000

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			524,000	518,760

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			615,000	661,531

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			458,000	473,376

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			255,000	264,229

TIERS Trust/United States 144A bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			570,000	592,800

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			56,000	47,040

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			110,000	148,643

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			783,000	874,290

US Bank of NA of Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			900,000	899,249

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			325,000	316,875

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			2,000,000	1,570,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	1,667,744

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	104,883

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			123,000	109,778

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			871,000	885,763

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			45,000	45,957

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			220,000	244,829

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			160,000	162,340

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			95,000	99,706

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			290,000	309,213

				69,172,106
Health care (0.8%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			240,000	235,958

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			793,000	794,723

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			220,000	224,400

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			140,000	137,900

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	358,758

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			885,000	896,611

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	362,167

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			885,000	992,298

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			151,000	157,342

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			151,000	157,040

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			140,000	141,400

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			165,000	165,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			135,000	135,338

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			28,000	29,050

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			28,000	28,980

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			34,000	36,019

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			235,000	257,084

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	131,943

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$227,000	204,016

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			170,000	173,400

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			155,000	155,388

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			120,000	117,300

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			143,000	152,653

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 4 3/4s, 2024			60,000	60,600

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			120,000	121,800

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			244,000	244,610

HCA, Inc. sr. notes 6 1/2s, 2020			557,000	623,144

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			48,000	54,720

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			115,000	120,750

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			43,000	44,290

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			205,000	209,510

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			170,000	182,325

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			194,000	196,910

Johnson & Johnson sr. unsec. notes 5.15s, 2018			554,000	621,831

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			336,000	367,920

Medtronic, Inc. 144A sr. unsec. notes 4 3/8s, 2035			113,000	119,877

Medtronic, Inc. 144A sr. unsec. notes 3 1/2s, 2025			112,000	114,573

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			763,000	755,893

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			155,000	164,300

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			534,000	555,702

Omnicare, Inc. sr. unsec. notes 5s, 2024			30,000	30,750

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			150,000	152,250

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			213,000	222,585

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			45,000	57,607

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			52,000	53,040

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			325,000	331,500

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			168,000	172,200

Service Corporation International/US sr. unsec. unsub. notes 6 3/4s, 2016			437,000	455,573

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			140,000	145,950

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			70,000	70,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			73,000	73,183

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			112,000	111,160

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			305,000	332,450

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			174,000	186,846

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			31,000	31,465

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			135,000	136,287

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			118,000	126,703

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			396,000	445,758

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	345,173

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			55,000	59,309

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			245,000	244,219

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			245,000	240,376

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			31,000	32,705

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			39,000	40,229

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			238,000	248,710

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			14,000	14,105

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			109,000	115,951

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			174,000	179,655

				15,259,262
Technology (0.5%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			150,000	156,750

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			250,000	262,500

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			314,000	314,329

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			150,000	157,152

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			15,000	15,128

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			90,000	76,950

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			305,000	297,375

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			395,000	412,892

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			401,000	401,170

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			885,000	878,223

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			105,000	111,358

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			32,000	38,000

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			158,000	181,305

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			795,000	850,650

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			21,000	22,943

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			85,000	85,000

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			108,000	112,860

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			135,000	149,000

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			754,000	768,156

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	194,226

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	134,126

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			390,000	363,412

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			890,000	888,697

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019(R)			73,000	78,110

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			146,000	151,840

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			84,000	95,500

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			180,000	189,000

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	73,520

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	274,901

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			355,000	344,354

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			565,000	556,525

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			101,000	102,010

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			128,000	133,760

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			60,000	67,492

				8,939,214
Transportation (0.1%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			162,000	168,885

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	125,292

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	117,069

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			240,000	237,746

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			127,015	147,020

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			45,000	44,062

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			53,000	50,810

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			97,000	98,973

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			165,000	166,650

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			211,000	208,890

				1,365,397
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			14,000	15,995

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			507,000	569,108

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			227,000	256,510

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			59,000	59,000

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			35,000	37,424

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			325,000	329,063

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			42,000	44,625

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			34,000	35,955

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			30,000	33,337

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			624,000	739,779

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			130,000	134,817

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			43,000	45,365

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	269,995

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			10,000	10,200

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			15,000	15,263

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			220,000	223,850

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			410,000	513

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			515,000	540,301

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			1,660,000	1,747,316

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			115,000	156,234

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			165,000	193,126

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,235,000	1,262,788

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			170,000	201,450

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			104,000	115,440

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			85,000	97,769

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			75,000	80,331

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			230,000	239,008

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			64,000	64,800

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			60,000	56,100

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			263,000	265,630

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			791,000	816,165

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			118,000	118,912

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			193,000	190,105

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	44,775

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			255,000	255,523

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 4 1/4s, 2024			380,000	380,764

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			270,000	266,256

Kinder Morgan, Inc./DE company guaranty sr. unsec. unsub. notes 4.3s, 2025			155,000	155,072

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			157,000	193,110

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			269,000	279,979

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			7,000	8,794

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			235,000	311,980

Nevada Power Co. mtge. notes 7 1/8s, 2019			115,000	137,201

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			75,000	88,902

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			515,000	554,913

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			80,000	81,200

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			205,000	198,194

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			80,000	85,917

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			112,000	142,588

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			425,000	449,651

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	15,028

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	96,591

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			775,000	798,250

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			157,000	156,608

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			109,000	105,185

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			80,000	75,600

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			132,000	121,110

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			185,000	185,925

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	10,188

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	63,675

Toledo Edison Co. (The) sr. mtge. bonds 7 1/4s, 2020			20,000	23,809

Union Electric Co. sr. notes 6.4s, 2017			140,000	155,881

				14,408,943

Total corporate bonds and notes (cost $214,685,899)				$217,261,816

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.9%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, January 1, 2045			$16,000,000	$16,801,250

				16,801,250
U.S. Government Agency Mortgage Obligations (3.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4s, June 1, 2043			173,969	187,221

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			90,215	93,297
6s, TBA, January 1, 2045			11,000,000	12,467,813
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			133,750	145,559
4 1/2s, TBA, January 1, 2045			1,000,000	1,085,859
4s, TBA, January 1, 2045			41,000,000	43,773,904
3s, TBA, January 1, 2045			2,000,000	2,024,219
3s, TBA, January 1, 2030			11,000,000	11,436,563

				71,214,435

Total U.S. government and agency mortgage obligations (cost $87,413,427)				$88,015,685

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
1.000%, September 30, 2019(i)			$263,000	$256,462
0.875%, September 15, 2016(i)			245,000	246,852
2.125%, February 29, 2016(i)			180,000	184,961
1.000%, May 31, 2018(i)			145,000	143,698
0.750%, February 28, 2018(i)			113,000	111,717
1.750%, September 30, 2019(i)			49,000	49,485

Total U.S. treasury obligations (cost $993,175)				$993,175

MORTGAGE-BACKED SECURITIES (2.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.957s, 2032			$97,508	$142,399
IFB Ser. 3072, Class SM, 23.207s, 2035			111,299	169,369
IFB Ser. 3072, Class SB, 23.06s, 2035			99,570	150,969
IFB Ser. 3249, Class PS, 21.744s, 2036			75,570	112,208
IFB Ser. 3065, Class DC, 19.378s, 2035			82,426	119,250
IFB Ser. 2990, Class LB, 16.535s, 2034			118,079	155,753
IFB Ser. 326, Class S2, IO, 5.789s, 2044			1,245,539	305,610
IFB Ser. 323, Class S1, IO, 5.789s, 2044			1,358,301	336,305
IFB Ser. 310, Class S4, IO, 5.789s, 2043			780,649	193,929
IFB Ser. 308, Class S1, IO, 5.789s, 2043			958,430	238,572
Ser. T-56, Class A, IO, 0.524s, 2043			104,323	1,760
Ser. T-56, Class 2, IO, zero %, 2043(F)			104,185	4
Ser. 1208, Class F, PO, zero %, 2022			1,120	1,037
FRB Ser. 3326, Class WF, zero %, 2035			2,446	1,939

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.883s, 2036			36,633	68,104
IFB Ser. 06-8, Class HP, 23.945s, 2036			59,620	91,527
IFB Ser. 07-53, Class SP, 23.579s, 2037			96,176	148,511
IFB Ser. 05-75, Class GS, 19.742s, 2035			83,900	115,721
IFB Ser. 13-102, Class SH, IO, 5.731s, 2043			2,971,701	727,532
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,662,446	342,490
Ser. 03-W10, Class 1, IO, 1.021s, 2043			127,738	3,193
Ser. 01-50, Class B1, IO, 0.416s, 2041			980,796	13,179
Ser. 02-W8, Class 1, IO, 0.315s, 2042			575,416	6,833
Ser. 01-79, Class BI, IO, 0.312s, 2045			375,746	3,699
Ser. 03-34, Class P1, PO, zero %, 2043			18,658	15,486

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.985s, 2042			2,387,888	381,656
Ser. 10-9, Class UI, IO, 5s, 2040			1,366,797	290,207
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			55,591	8,649
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			281,341	56,648
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,325,514	161,156
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			797,671	67,253
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			1,414,204	59,283
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			4,137,905	485,873

				4,976,104
Commercial mortgage-backed securities (1.8%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-2, Class A2, 5.622s, 2049			36,644	36,662
Ser. 07-1, Class XW, IO, 0.325s, 2049			903,009	7,913

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.369s, 2051			4,764,111	41,286

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class F, 5.486s, 2041			347,000	347,049
Ser. 04-5, Class XC, IO, 0.469s, 2041			503,668	2,755
Ser. 04-4, Class XC, IO, 0.208s, 2042			321,511	979
Ser. 02-PB2, Class XC, IO, 0.138s, 2035			463,056	234
Ser. 05-1, Class XW, IO, 0.017s, 2042			5,796,536	58

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 05-T18, Class D, 5.134s, 2042			280,000	286,913
Ser. 04-PR3I, Class X1, IO, 0 1/2s, 2041			37,799	101

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			435,000	435,600
FRB Ser. 06-PW11, Class C, 5.435s, 2039			261,000	259,839
Ser. 04-PWR5, Class E, 5.222s, 2042			406,000	406,974
Ser. 06-PW14, Class X1, IO, 0.64s, 2038			6,272,563	88,882

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.568s, 2047			331,000	354,825
FRB Ser. 11-C1, Class E, 5.535s, 2044			295,000	311,889

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			418,000	408,552

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.537s, 2049			42,250,266	481,653

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO, 0.368s, 2049			2,271,552	18,400

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			622,000	649,455
FRB Ser. 14-CR18, Class C, 4.74s, 2047			1,413,000	1,496,669
Ser. 14-CR17, Class XA, IO, 1.211s, 2047			6,818,147	506,803
Ser. 14-UBS6, Class XA, IO, 1.087s, 2047			7,129,000	509,314
Ser. 06-C8, Class XS, IO, 0.521s, 2046			39,805,705	346,683

COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class E, 3.719s, 2046			458,000	351,238
FRB Ser. 07-C9, Class AJFL, 0.852s, 2049			1,012,000	952,555

Credit Suisse Commercial Mortgage Trust 144A
Ser. 07-C1, Class AX, IO, 0.405s, 2040			28,658,197	249,326
Ser. 07-C2, Class AX, IO, 0.064s, 2049			14,663,438	45,457

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			209,334	226,342
Ser. 03-C3, Class AX, IO, 1.82s, 2038			123,572	5
Ser. 02-CP3, Class AX, IO, 1.426s, 2035			105,880	1,009

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			286,060	287,781

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 0.993s, 2020			175,130	2,678

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			332,000	332,087

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.201s, 2049			32,099,655	119,860
Ser. 05-C3, Class XC, IO, 0.142s, 2045			75,899,823	28,809

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 97-C1, Class X, IO, 1.386s, 2029			117,480	5,206
Ser. 05-C1, Class X1, IO, 0.587s, 2043			1,671,908	3,055

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			244,000	243,658

GS Mortgage Securities Trust
Ser. 05-GG4, Class B, 4.841s, 2039			1,801,000	1,797,866
Ser. 13-GC10, Class XA, IO, 1.733s, 2046			3,273,848	315,795
Ser. 14-GC22, Class XA, IO, 1.09s, 2047			4,158,039	297,573

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.535s, 2044			563,000	605,190
Ser. 06-GG6, Class XC, IO, 0.005s, 2038			1,832,895	951

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			224,000	232,476
Ser. 06-LDP8, Class B, 5.52s, 2045			290,000	290,844
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045			2,302,000	2,391,962
Ser. 04-LN2, Class A2, 5.115s, 2041			71,893	72,050
Ser. 04-C3, Class B, 4.961s, 2042			322,042	322,783
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			243,000	242,905
FRB Ser. 13-C10, Class C, 4.159s, 2047			716,000	735,728
Ser. 13-LC11, Class XA, IO, 1.572s, 2046			12,303,172	1,064,470
Ser. 06-LDP8, Class X, IO, 0.534s, 2045			2,033,476	15,099
Ser. 06-CB17, Class X, IO, 0.473s, 2043			11,756,143	92,274
Ser. 07-LDPX, Class X, IO, 0.282s, 2049			8,889,878	98,793

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.174s, 2051			260,000	246,493
FRB Ser. 12-C6, Class E, 5.207s, 2045			519,000	530,655
FRB Ser. 12-C8, Class D, 4.666s, 2045			264,000	273,421
FRB Ser. 12-LC9, Class D, 4.425s, 2047			311,000	316,536
Ser. 05-CB12, Class X1, IO, 0.347s, 2037			2,412,976	2,927

Key Commercial Mortgage Securities Trust FRB Ser. 07-SL1, Class A2, 5.558s, 2040			316,493	313,328

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			370,741	371,879
FRB Ser. 06-C1, Class AJ, 5.276s, 2041			323,000	330,914
Ser. 07-C2, Class XW, IO, 0.539s, 2040			820,108	9,916

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C6, Class XCL, IO, 0.674s, 2039			40,866,270	433,019
Ser. 06-C7, Class XCL, IO, 0.651s, 2038			2,543,643	26,731
Ser. 06-C7, Class XW, IO, 0.651s, 2038			1,350,506	14,192
Ser. 05-C5, Class XCL, IO, 0.423s, 2040			7,604,945	29,667
Ser. 05-C2, Class XCL, IO, 0.354s, 2040			4,394,067	1,933
Ser. 05-C7, Class XCL, IO, 0.213s, 2040			7,938,757	8,455

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			10,773	1

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.835s, 2050			70,664	70,712

Merrill Lynch Mortgage Trust 144A
Ser. 05-MCP1, Class XC, IO, 0.603s, 2043			2,359,624	3,981
Ser. 04-KEY2, Class XC, IO, 0.514s, 2039			302,027	644

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.053s, 2044			241,886	13,134
Ser. 06-C4, Class X, IO, 6.006s, 2045			539,833	53,605

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			486,000	493,708

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.417s, 2046			586,000	603,472
Ser. 14-C17, Class XA, IO, 1.288s, 2047			1,910,940	148,881

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			132,905	133,191
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			146,925	147,072
FRB Ser. 07-HQ12, Class A2FX, 5.592s, 2049			153,739	153,447
Ser. 07-HQ11, Class C, 5.558s, 2044			312,000	303,913

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.183s, 2049			658,000	689,584

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,272,788	1,277,955

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			284,000	302,298
Ser. 12-C4, Class XA, IO, 1.852s, 2045			7,353,132	755,314

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, IO, 0.381s, 2048			32,999,227	219,115
Ser. 07-C34, IO, 0.308s, 2046			3,750,354	30,490

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.396s, 2042			478,000	476,853
Ser. 05-C18, Class XC, IO, 0.324s, 2042			5,659,191	14,544
Ser. 06-C26, Class XC, IO, 0.05s, 2045			14,066,071	14,910

Wells Fargo Commercial Mortgage Trust Ser. 14-LC16, Class XA, IO, 1.487s, 2050			3,365,740	286,795

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.302s, 2046			1,225,000	1,135,990

WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C, 4.646s, 2047			1,226,000	1,263,393
Ser. 13-C17, Class XA, IO, 1.594s, 2046			9,047,204	755,184

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044			1,912,000	2,047,828
FRB Ser. 12-C7, Class E, 4.845s, 2045			357,000	357,484
FRB Ser. 13-UBS1, Class D, 4.632s, 2046			915,000	884,091
FRB Ser. 12-C10, Class D, 4.458s, 2045			425,000	414,109
Ser. 14-C19, Class D, 4.234s, 2047			221,000	200,236
Ser. 12-C10, Class XA, IO, 1.795s, 2045			5,768,259	564,770
Ser. 13-C12, Class XA, IO, 1.496s, 2048			1,572,119	126,070

				35,278,153
Residential mortgage-backed securities (non-agency) (0.6%)

Barclays Capital, LLC Trust
FRB Ser. 13-RR1, Class 9A4, 6.727s, 2036			140,000	141,610
FRB Ser. 12-RR10, Class 9A2, 2.71s, 2035			150,000	139,890

Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 22A1, 2.612s, 2035			313,000	267,615

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			1,633,779	1,516,964
FRB Ser. 05-27, Class 2A1, 1.463s, 2035			619,683	495,746
FRB Ser. 05-59, Class 1A1, 0.487s, 2035			1,255,333	1,016,820
FRB Ser. 07-OA10, Class 2A1, 0.42s, 2047			581,041	479,359
FRB Ser. 06-OA3, Class 2A1, 0.38s, 2036			603,889	484,724

Countrywide Home Loans FRB Ser. 06-HYB1, Class 1A1, 2.458s, 2036			304,126	266,783

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.392s, 2036			660,000	542,058

Nomura Resecuritization Trust 144A FRB Ser. 14-3R, Class 3A2, 0.685s, 2035			390,000	357,825

RBSSP Resecuritization Trust 144A FRB Ser. 10-1, Class 3A2, 5.205s, 2035			490,000	477,897

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.183s, 2046			590,774	528,743
FRB Ser. 06-AR3, Class A1B, 1.113s, 2046			581,961	473,134
FRB Ser. 05-AR19, Class A1C3, 0.67s, 2045			298,709	263,611
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045			516,012	454,091
FRB Ser. 05-AR9, Class A1C3, 0.65s, 2045			664,493	611,333
FRB Ser. 04-AR12, Class A2B, 0.648s, 2044			798,313	710,499
FRB Ser. 05-AR13, Class A1B3, 0.53s, 2045			667,250	591,383
FRB Ser. 05-AR15, Class A1B3, 0.51s, 2045			747,233	655,697

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.335s, 2047			650,000	481,000

				10,956,782

Total mortgage-backed securities (cost $49,340,075)				$51,211,039

ASSET-BACKED SECURITIES (1.3%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3, Class A, 1.056s, 2016			$16,324,000	$16,324,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.054s, 2016			10,325,000	10,325,000

Total asset-backed securities (cost $26,649,000)				$26,649,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$476,693	$414,723

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			245,000	234,955

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,410,000	2,384,695

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,742,733	1,446,469

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,453,913	1,301,253

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	522,801

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	3,896	1,324,362

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$300,000	297,750

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			100,000	94,000

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			200,000	213,000

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	212,500

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			150,000	90,000

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			430,000	433,763

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			285,000	271,243

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			880,000	985,776

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			78,600	81,155

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			735,000	760,725

Total foreign government and agency bonds and notes (cost $11,173,775)				$11,069,170

INVESTMENT COMPANIES (0.2%)(a)
			Shares	Value

ChinaAMC ETF Series - ChinaAMC CSI 300 Index ETF (China)			126,000	$695,855

Hercules Technology Growth Capital, Inc.			16,840	250,579

iShares MSCI EAFE ETF			38,577	2,347,025

Market Vectors Vietnam ETF (Vietnam)			45,448	873,511

Solar Capital, Ltd.			14,087	253,707

Total investment companies (cost $4,594,505)				$4,420,677

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AI Tayyar Travel Group 144A (Saudi Arabia)	6/10/15	$0.00	25,844	$819,065

Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	12/8/16	0.00	12,128	545,623

Dallah Healthcare Holding Co. 144A (Saudi Arabia)	12/5/16	0.00	12,251	423,931

Fawaz Abdulaziz Alhokair & Co. 144A (Saudi Arabia)	12/16/16	0.00	15,198	400,706

Kuwait Foods Co. (Americana) 144A (Kuwait)	2/24/16	0.00	38,596	368,735

Saudi telecom Co. (Saudi Arabia)	3/2/17	0.00	35,747	625,917

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	49,174	—

Total warrants (cost $3,152,665)				$3,183,977

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017			$1,110,617	$974,566

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			94525	82,993

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			343,275	315,813

First Data Corp. bank term loan FRN 4.167s, 2021			59,603	58,672

First Data Corp. bank term loan FRN Ser. B, 3.667s, 2018			560,071	547,645

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			247,402	241,767

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			169,785	168,512

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			619,610	399,574

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			6,359	4,086

Total senior loans (cost $3,091,143)				$2,793,628

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			521	$520,788

Citigroup, Inc. Ser. K, $1.719 pfd.			15,600	414,648

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,720	177,274

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,607	119,275

Total preferred stocks (cost $1,060,572)				$1,231,985

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			7,578	$177,372

United Technologies Corp. $3.75 cv. pfd.			2,230	136,766

Total convertible preferred stocks (cost $250,007)				$314,138

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$87,000	$110,001

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			83,000	117,756

Total convertible bonds and notes (cost $165,345)				$227,757

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

iShares MSCI Emerging Markets ETF (Put)	Jan-15/$40.00		$89,341	$91,817

Total purchased options outstanding (cost $75,940)				$91,817

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds, 4.421s, 1/1/15			$50,000	$50,000

Total municipal bonds and notes (cost $50,000)				$50,000

SHORT-TERM INVESTMENTS (21.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)		Shares	7,182,117	$7,182,117

Putnam Money Market Liquidity Fund 0.09%(AFF)		Shares	21,675,015	21,675,015

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	358,431,209	358,431,209

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	1,370,000	1,370,000

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.04%, January 14, 2015			$19,000,000	18,999,691

U.S. Treasury Bills with an effective yield of 0.08%, January 8, 2015			$719,000	718,988

U.S. Treasury Bills with an effective yield of 0.02%, January 15, 2015(SEGCCS)			1,944,000	1,943,988

U.S. Treasury Bills with an effective yield of zero%, February 12, 2015(SEGCCS)			11,000	11,000

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.12%, February 5, 2015(SEG)(SEGCCS)			19,373,000	19,370,799

Total short-term investments (cost $429,702,807)				$429,702,807

TOTAL INVESTMENTS

Total investments (cost $1,860,737,693)(b)				$2,058,473,709

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $303,677,368) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/21/15	$931,488	$971,592	$40,104
	Canadian Dollar	Sell	1/21/15	4,545,838	4,641,946	96,108
	Chinese Yuan (Offshore)	Sell	2/13/15	73,920	56,096	(17,824)
	Euro	Buy	3/18/15	974,734	996,203	(21,469)
	South Korean Won	Buy	2/13/15	92,213	62,297	29,916
Barclays Bank PLC
	Australian Dollar	Sell	1/21/15	1,795,048	1,890,533	95,485
	Canadian Dollar	Sell	1/21/15	296,231	329,791	33,560
	Chinese Yuan (Offshore)	Buy	2/13/15	3,788,209	3,826,848	(38,639)
	Hong Kong Dollar	Sell	2/13/15	1,856,117	1,856,260	143
	Japanese Yen	Sell	2/13/15	863,285	916,336	53,051
	Mexican Peso	Buy	1/21/15	1,710,853	1,863,523	(152,670)
	Mexican Peso	Sell	1/21/15	1,710,853	1,863,480	152,627
	New Zealand Dollar	Buy	1/21/15	1,406,072	1,404,944	1,128
	Singapore Dollar	Sell	2/13/15	1,558,304	1,602,112	43,808
	South Korean Won	Sell	2/13/15	1,892,426	1,907,357	14,931
	Swiss Franc	Sell	3/18/15	5,277,287	5,445,937	168,650
Citibank, N.A.
	Australian Dollar	Buy	1/21/15	3,252,908	3,457,712	(204,804)
	Australian Dollar	Sell	1/21/15	3,252,908	3,461,806	208,898
	Brazilian Real	Buy	1/5/15	3,413,250	3,633,625	(220,375)
	Brazilian Real	Sell	1/5/15	3,413,250	3,556,652	143,402
	Canadian Dollar	Sell	1/21/15	1,936,466	1,939,640	3,174
	Danish Krone	Sell	3/18/15	1,672,565	1,727,207	54,642
	Euro	Buy	3/18/15	340,007	321,076	18,931
	Japanese Yen	Sell	2/13/15	288,101	345,143	57,042
	Mexican Peso	Buy	1/21/15	1,878,790	1,902,284	(23,494)
	New Zealand Dollar	Buy	1/21/15	2,191,437	2,204,949	(13,512)
	Norwegian Krone	Sell	3/18/15	1,469,050	1,580,424	111,374
	Swiss Franc	Sell	3/18/15	1,838,898	1,889,026	50,128
Credit Suisse International
	Australian Dollar	Sell	1/21/15	966,389	952,842	(13,547)
	British Pound	Sell	3/18/15	4,642,418	4,705,151	62,733
	Canadian Dollar	Sell	1/21/15	2,460,268	2,511,847	51,579
	Euro	Sell	3/18/15	4,774,019	4,855,020	81,001
	Indian Rupee	Buy	2/13/15	2,135,528	2,168,135	(32,607)
	Japanese Yen	Sell	2/13/15	6,448,102	6,778,791	330,689
	New Zealand Dollar	Buy	1/21/15	1,715,218	1,722,781	(7,563)
	Norwegian Krone	Sell	3/18/15	883,977	1,006,901	122,924
	Swedish Krona	Buy	3/18/15	935,550	957,728	(22,178)
	Swiss Franc	Sell	3/18/15	6,962,390	7,161,121	198,731
Deutsche Bank AG
	Australian Dollar	Sell	1/21/15	36,370	68,813	32,443
	British Pound	Sell	3/18/15	964,996	971,642	6,646
	Euro	Sell	3/18/15	15,866,254	16,313,210	446,956
	New Zealand Dollar	Buy	1/21/15	2,328,524	2,342,001	(13,477)
	Norwegian Krone	Sell	3/18/15	3,767,941	4,051,384	283,443
	Swedish Krona	Sell	3/18/15	103,150	92,208	(10,942)
	Turkish Lira	Buy	3/18/15	1,818,124	1,940,048	(121,924)
Goldman Sachs International
	Australian Dollar	Buy	1/21/15	1,612,632	1,714,045	(101,413)
	Australian Dollar	Sell	1/21/15	1,612,632	1,713,777	101,145
	Canadian Dollar	Buy	1/21/15	2,747,980	2,840,074	(92,094)
	Canadian Dollar	Sell	1/21/15	2,747,980	2,844,586	96,606
	Euro	Sell	3/18/15	3,954,879	4,082,688	127,809
	Japanese Yen	Sell	2/13/15	7,036,954	7,401,711	364,757
	New Zealand Dollar	Buy	1/21/15	1,952,003	1,966,247	(14,244)
	Swedish Krona	Buy	3/18/15	109,579	115,146	(5,567)
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/21/15	3,439,565	3,605,247	165,682
	British Pound	Sell	3/18/15	7,297,365	7,360,154	62,789
	Canadian Dollar	Sell	1/21/15	3,671,172	3,797,445	126,273
	Chinese Yuan	Buy	2/13/15	1,943,718	1,959,429	(15,711)
	Euro	Buy	3/18/15	952,576	981,011	(28,435)
	Japanese Yen	Sell	2/13/15	4,638,234	4,935,308	297,074
	New Zealand Dollar	Buy	1/21/15	961,242	957,267	3,975
	Swedish Krona	Buy	3/18/15	183,513	191,577	(8,064)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/21/15	898,625	953,238	54,613
	Brazilian Real	Buy	1/5/15	3,767,625	4,010,050	(242,425)
	Brazilian Real	Sell	1/5/15	3,767,625	3,920,081	152,456
	British Pound	Sell	3/18/15	2,379,857	2,403,158	23,301
	Canadian Dollar	Sell	1/21/15	1,959,266	1,960,756	1,490
	Euro	Sell	3/18/15	10,839,409	11,186,491	347,082
	Indian Rupee	Buy	2/13/15	1,864,930	1,869,199	(4,269)
	Japanese Yen	Sell	2/13/15	921,049	901,962	(19,087)
	Malaysian Ringgit	Sell	2/13/15	1,696,296	1,773,314	77,018
	Mexican Peso	Buy	1/21/15	1,905,421	1,928,513	(23,092)
	New Taiwan Dollar	Sell	2/13/15	1,740,904	1,805,755	64,851
	New Zealand Dollar	Buy	1/21/15	492,109	547,737	(55,628)
	Norwegian Krone	Sell	3/18/15	3,438,186	3,698,635	260,449
	Singapore Dollar	Sell	2/13/15	1,836,538	1,864,789	28,251
	Swedish Krona	Buy	3/18/15	178,701	194,142	(15,441)
	Swiss Franc	Sell	3/18/15	3,431,944	3,528,307	96,363
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	1/21/15	907,269	979,711	72,442
	British Pound	Buy	3/18/15	1,556,767	1,572,431	(15,664)
	Canadian Dollar	Sell	1/21/15	1,793,212	1,843,377	50,165
	Euro	Sell	3/18/15	1,813,370	1,846,010	32,640
	New Zealand Dollar	Buy	1/21/15	1,808,063	1,814,616	(6,553)
	Norwegian Krone	Buy	3/18/15	949,199	962,890	(13,691)
	Norwegian Krone	Sell	3/18/15	901,705	969,965	68,260
	Singapore Dollar	Sell	2/13/15	1,910,904	1,950,153	39,249
	Swedish Krona	Buy	3/18/15	938,296	985,999	(47,703)
	Swedish Krona	Sell	3/18/15	939,258	969,152	29,894
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/21/15	6,629,927	7,054,262	424,335
	Brazilian Real	Buy	1/5/15	3,291,701	3,509,512	(217,811)
	Brazilian Real	Sell	1/5/15	3,291,701	3,369,313	77,612
	British Pound	Sell	3/18/15	54,675	70,515	15,840
	Canadian Dollar	Sell	1/21/15	3,370,554	3,472,173	101,619
	Euro	Buy	3/18/15	1,786,004	1,811,137	(25,133)
	Israeli Shekel	Sell	1/21/15	1,718,731	1,791,172	72,441
	Japanese Yen	Buy	2/13/15	1,726,569	1,809,415	(82,846)
	Japanese Yen	Sell	2/13/15	1,726,569	1,818,087	91,518
	Malaysian Ringgit	Sell	2/13/15	1,918,696	1,932,493	13,797
	Mexican Peso	Buy	1/21/15	1,806,884	1,957,845	(150,961)
	Mexican Peso	Sell	1/21/15	1,806,884	1,936,683	129,799
	New Taiwan Dollar	Buy	2/13/15	30,490	31,636	(1,146)
	New Zealand Dollar	Buy	1/21/15	2,307,806	2,336,194	(28,388)
	Norwegian Krone	Sell	3/18/15	930,748	984,378	53,630
	Swedish Krona	Buy	3/18/15	255,701	267,533	(11,832)
	Swiss Franc	Sell	3/18/15	3,809,131	3,917,356	108,225
	Turkish Lira	Buy	3/18/15	1,861,216	1,977,282	(116,066)
UBS AG
	Australian Dollar	Sell	1/21/15	3,001,097	3,214,514	213,417
	British Pound	Sell	3/18/15	8,531,687	8,618,496	86,809
	Canadian Dollar	Sell	1/21/15	3,581,606	3,723,568	141,962
	Euro	Sell	3/18/15	11,825,163	12,186,327	361,164
	Hungarian Forint	Buy	3/18/15	1,844,902	1,950,537	(105,635)
	Hungarian Forint	Sell	3/18/15	1,844,902	1,966,006	121,104
	Japanese Yen	Sell	2/13/15	946,335	953,995	7,660
	New Zealand Dollar	Buy	1/21/15	971,913	964,450	7,463
WestPac Banking Corp.
	Australian Dollar	Sell	1/21/15	1,095,882	1,185,310	89,428
	Canadian Dollar	Sell	1/21/15	1,730,920	1,762,366	31,446
	Euro	Sell	3/18/15	2,554,046	2,637,112	83,066
	Japanese Yen	Sell	2/13/15	3,253,717	3,425,594	171,877
	New Zealand Dollar	Buy	1/21/15	2,054,741	2,099,711	(44,970)
	South Korean Won	Buy	2/13/15	1,800,213	1,781,831	18,382

Total						$5,752,581

FUTURES CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

FTSE 100 Index (Long)	300	$30,497,926	Mar-15	$282,067
MSCI EAFE Index Mini (Long)	283	24,874,285	Mar-15	230,079
Russell 2000 Index Mini (Long)	210	25,214,700	Mar-15	894,180
Russell 2000 Index Mini (Short)	46	5,523,220	Mar-15	(196,052)
S&P 500 Index (Long)	33	16,932,300	Mar-15	200,476
S&P 500 Index E-Mini (Long)	2,495	256,036,900	Mar-15	3,537,910
S&P 500 Index E-Mini (Short)	544	55,825,280	Mar-15	(773,568)
S&P Mid Cap 400 Index E-Mini (Long)	394	57,074,840	Mar-15	1,327,182
U.S. Treasury Bond 30 yr (Long)	53	7,661,813	Mar-15	211,485
U.S. Treasury Bond Ultra 30 yr (Long)	63	10,406,813	Mar-15	446,677
U.S. Treasury Bond Ultra 30 yr (Short)	5	825,938	Mar-15	(37,431)
U.S. Treasury Note 10 yr (Long)	470	59,594,531	Mar-15	369,967
U.S. Treasury Note 5 yr (Long)	268	31,873,156	Mar-15	(3,634)
U.S. Treasury Note 5 yr (Short)	401	47,690,805	Mar-15	(13,293)
U.S. Treasury Note 2 yr (Long)	161	35,193,594	Mar-15	(51,040)
U.S. Treasury Note 2 yr (Short)	162	35,412,188	Mar-15	45,255

Total				$6,470,260

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/14 (premiums $553,651) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	$475,892

Total			$475,892

WRITTEN OPTIONS OUTSTANDING at 12/31/14 (premiums $44,671) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets ETF (Put)	Jan-15/$38.00	$89,341	$21,980

Total			$21,980

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$10,500,000	(E)	$(54,858)	3/18/17	3 month USD-LIBOR-BBA	1.25%	$(15,515)
	100,281,000	(E)	428,463	3/18/17	1.25%	3 month USD-LIBOR-BBA	52,711
	15,700,000	(E)	(344,520)	3/18/20	3 month USD-LIBOR-BBA	2.25%	(64,998)
	26,492,000	(E)	466,793	3/18/20	2.25%	3 month USD-LIBOR-BBA	(4,872)
	4,600,000	(E)	(291,139)	3/18/25	3 month USD-LIBOR-BBA	3.00%	(21,446)
	35,219,000	(E)	2,002,451	3/18/25	3.00%	3 month USD-LIBOR-BBA	(62,404)
	2,400,000	(E)	(381,596)	3/18/45	3 month USD-LIBOR-BBA	3.50%	16,833
	2,557,000	(E)	358,336	3/18/45	3.50%	3 month USD-LIBOR-BBA	(66,154)

	Total		$2,183,930	$(165,845)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$76,399	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(186)
	2,752,971	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,576)
	3,395	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2
	25,905	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9
	59,800	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7)
	478,352	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,314
	1,184,763	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	417
	591,774	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	208
	100,486	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(12)
	326,308	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(38)
	236,471	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(28)
	389,467	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(992)
	64,739	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(118)
	59,024	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(64)
	29,472	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(32)
	29,472	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(32)
	59,262	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(64)
	153,796	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(167)
	59,262	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(64)
	56,668	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20
	42,792	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(109)
	118,207	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(128)
	375,627	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	601
	44,930	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16
Citibank, N.A.
	656,942	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	231
baskets	640	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	1,906,163
units	13,588	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(1,924,089)
Credit Suisse International
	$2,486,077	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	5,660
Goldman Sachs International
	135,945	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	24
	22,501	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13
	189,153	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(461)
	189,153	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(461)
	1,918,942	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,281)
	942,505	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,887)
	33,396	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(85)
	40,107	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(102)
	757,064	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,928)

Total		$—	$(30,233)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,073	$89,000	5/11/63	300 bp	$5,356
	CMBX NA BBB- Index	BBB-/P	5,309	86,000	5/11/63	300 bp	5,583
	CMBX NA BBB- Index	BBB-/P	2,591	43,000	5/11/63	300 bp	2,728
	CMBX NA BBB- Index	BBB-/P	1,367	20,000	5/11/63	300 bp	1,431
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,980	81,000	5/11/63	300 bp	9,238
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	6,320	154,000	5/11/63	300 bp	6,810
	CMBX NA BBB- Index	BBB-/P	9,656	126,000	5/11/63	300 bp	10,057
	CMBX NA BBB- Index	BBB-/P	6,338	87,000	5/11/63	300 bp	6,614
	CMBX NA BBB- Index	BBB-/P	6,224	78,000	5/11/63	300 bp	6,472
	CMBX NA BBB- Index	BBB-/P	2,373	78,000	5/11/63	300 bp	2,622
	CMBX NA BBB- Index	BBB-/P	1,198	78,000	5/11/63	300 bp	1,447
	CMBX NA BBB- Index	BBB-/P	1,374	78,000	5/11/63	300 bp	1,623
	CMBX NA BBB- Index	BBB-/P	5,962	77,000	5/11/63	300 bp	6,207
	CMBX NA BBB- Index	BBB-/P	5,065	77,000	5/11/63	300 bp	5,310
	CMBX NA BBB- Index	BBB-/P	8,474	75,000	5/11/63	300 bp	8,713
	CMBX NA BBB- Index	BBB-/P	813	70,000	5/11/63	300 bp	1,036
	CMBX NA BBB- Index	BBB-/P	4,776	60,000	5/11/63	300 bp	4,967
	CMBX NA BBB- Index	BBB-/P	132	17,000	5/11/63	300 bp	186
	CMBX NA BB Index	—	(269)	35,000	5/11/63	(500 bp)	(422)
	CMBX NA BB Index	—	(335)	35,000	5/11/63	(500 bp)	(488)
	CMBX NA BB Index	—	(328)	36,000	5/11/63	(500 bp)	(486)
	CMBX NA BB Index	—	960	48,000	5/11/63	(500 bp)	750
	CMBX NA BB Index	—	(1,380)	79,000	5/11/63	(500 bp)	(1,725)
	CMBX NA BB Index	—	910	88,000	5/11/63	(500 bp)	525
	CMBX NA BB Index	—	1,500	97,000	5/11/63	(500 bp)	1,076
	CMBX NA BB Index	—	2,667	101,000	5/11/63	(500 bp)	2,226
	CMBX NA BB Index	—	(559)	107,000	5/11/63	(500 bp)	(1,027)
	CMBX NA BB Index	—	(1,513)	78,000	5/11/63	(500 bp)	(1,854)
	CMBX NA BBB- Index	BBB-/P	630	136,000	5/11/63	300 bp	1,063
	CMBX NA BBB- Index	BBB-/P	(1,356)	135,000	5/11/63	300 bp	(926)
	CMBX NA BBB- Index	BBB-/P	13,000	122,000	5/11/63	300 bp	13,388
	CMBX NA BBB- Index	BBB-/P	505	109,000	5/11/63	300 bp	852
	CMBX NA BBB- Index	BBB-/P	2,427	102,000	5/11/63	300 bp	2,752
	CMBX NA BBB- Index	BBB-/P	(1,788)	99,000	5/11/63	300 bp	(1,473)
	CMBX NA BBB- Index	BBB-/P	69	99,000	5/11/63	300 bp	384
	CMBX NA BBB- Index	BBB-/P	343	99,000	5/11/63	300 bp	658
	CMBX NA BBB- Index	BBB-/P	248	92,000	5/11/63	300 bp	541
	CMBX NA BBB- Index	BBB-/P	(852)	91,000	5/11/63	300 bp	(562)
	CMBX NA BBB- Index	BBB-/P	1,072	90,000	5/11/63	300 bp	1,359
	CMBX NA BBB- Index	BBB-/P	895	90,000	5/11/63	300 bp	1,181
	CMBX NA BBB- Index	BBB-/P	(902)	90,000	5/11/63	300 bp	(615)
	CMBX NA BBB- Index	BBB-/P	(300)	90,000	5/11/63	300 bp	(14)
	CMBX NA BBB- Index	BBB-/P	(301)	90,000	5/11/63	300 bp	(14)
	CMBX NA BBB- Index	BBB-/P	(753)	90,000	5/11/63	300 bp	(467)
	CMBX NA BBB- Index	BBB-/P	4,020	84,000	5/11/63	300 bp	4,288
	CMBX NA BBB- Index	BBB-/P	7,753	80,000	5/11/63	300 bp	8,007
	CMBX NA BBB- Index	BBB-/P	449	74,000	5/11/63	300 bp	685
	CMBX NA BBB- Index	BBB-/P	42	63,000	5/11/63	300 bp	242
	CMBX NA BBB- Index	BBB-/P	(271)	45,000	5/11/63	300 bp	(128)
	CMBX NA BBB- Index	BBB-/P	(112)	33,000	5/11/63	300 bp	(7)
	CMBX NA BBB- Index	—	(4,972)	88,000	1/17/47	(300 bp)	(3,976)
	CMBX NA BBB- Index	—	(4,083)	87,000	1/17/47	(300 bp)	(3,099)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(1,259)	182,000	5/11/63	300 bp	(679)
	CMBX NA BB Index	—	(336)	35,000	5/11/63	(500 bp)	(489)
	CMBX NA BB Index	—	1,085	48,000	5/11/63	(500 bp)	875
	CMBX NA BB Index	—	(1,177)	111,000	5/11/63	(500 bp)	(1,662)
	CMBX NA BBB- Index	BBB-/P	(1,650)	99,000	5/11/63	300 bp	(1,334)
	CMBX NA BBB- Index	BBB-/P	(723)	90,000	5/11/63	300 bp	(436)
	CMBX NA BBB- Index	BBB-/P	(842)	90,000	5/11/63	300 bp	(556)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(616)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(616)
	CMBX NA BBB- Index	BBB-/P	(361)	90,000	5/11/63	300 bp	(75)
	CMBX NA BBB- Index	BBB-/P	971	85,000	5/11/63	300 bp	1,242
	CMBX NA BBB- Index	BBB-/P	419	70,000	5/11/63	300 bp	639

	Total		$93,762	$105,387

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 23 Index	B+/P	$(721,008)	$10,575,000	12/20/19	500 bp	$(50,660)
	NA IG Series 23 Index	BBB+/P	(453,638)	30,400,000	12/20/19	100 bp	40,872

	Total		$(1,174,646)	$(9,788)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,975,948,305.
(b)	The aggregate identified cost on a tax basis is $1,863,569,226, resulting in gross unrealized appreciation and depreciation of $242,544,130 and $47,639,647, respectively, or net unrealized appreciation of $194,904,483.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $314,945, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$34,074,401	$14,222,137	$26,621,523	$5,294	$21,675,015
	Putnam Short Term Investment Fund*	289,181,864	117,327,790	48,078,445	82,126	358,431,209
	Totals	$323,256,265	$131,549,927	$74,699,968	$87,420	$380,106,224
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $7,182,117, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,935,889.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 1,800 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $226,503,155 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,138,778 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$32,495,280	$21,107,283	$—
Capital goods	75,062,365	16,259,491	—
Communication services	14,369,206	13,519,111	—
Conglomerates	3,713,267	4,206,023	—
Consumer cyclicals	134,931,572	37,825,196	—
Consumer staples	76,952,782	24,873,246	134,549
Energy	68,201,527	12,802,021	998
Financials	169,657,957	72,423,818	185,038
Health care	131,709,058	27,890,555	—
Technology	182,837,837	29,499,676	—
Transportation	24,458,483	6,001,142	—
Utilities and power	27,990,005	12,149,552	—
Total common stocks	942,379,339	278,557,114	320,585
Asset-backed securities	—	—	26,649,000
Convertible bonds and notes	—	227,757	—
Convertible preferred stocks	—	314,138	—
Corporate bonds and notes	—	217,261,810	6
Foreign government and agency bonds and notes	—	11,069,170	—
Investment companies	3,724,822	695,855	—
Mortgage-backed securities	—	51,211,039	—
Municipal bonds and notes	—	50,000	—
Preferred stocks	591,922	640,063	—
Purchased options outstanding	—	91,817	—
Senior loans	—	2,793,628	—
U.S. government and agency mortgage obligations	—	88,015,685	—
U.S. treasury obligations	—	993,175	—
Warrants	—	3,183,977	—
Short-term investments	381,476,224	48,226,583	—

Totals by level	$1,328,172,307	$703,331,811	$26,969,591

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,752,581	$—
Futures contracts	6,470,260	—	—
Written options outstanding	—	(21,980)	—
Written swap options outstanding	—	(475,892)	—
Interest rate swap contracts	—	(2,349,775)	—
Total return swap contracts	—	(30,233)	—
Credit default contracts	—	1,176,483	—

Totals by level	$6,470,260	$4,051,184	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of September 30, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of December 31, 2014

Common stocks*:
Basic materials	$107,649	$—	$—	$(107,649)	$—	$—	$—	$—
Consumer staples	$123,222	—	(81)	11,405	43,886	(43,883)	—	134,549
Energy	$998	—	—	—	—	—	—	998
Financials	$184,971	—	—	67	—	—	—	185,038

Total common stocks	$416,840	—	(81)	(96,177)	43,886	(43,883)	—	$320,585
Asset-backed securities	$—	$—	$—	$—	$—	$—	$26,649,000	$26,649,000
Corporate bonds and notes	$5	—	—	1	—	—	—	$6

Totals:	$416,845	$—	$(81)	$(96,176)	$43,886	$(43,883)	$26,649,000	$26,969,591

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers are accounted for using the end of period valuation method and include valuations involve cerrtain inputs and estimates that were unobservable at December 31, 2014.
# Includes ($5,311) related to Level 3 securities still held at period end.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non- US equity securities as described in Note 1) did not represent , in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Level 3 securities, which are fair valued, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,180,409	$3,926
Foreign exchange contracts	8,161,475	2,408,894
Equity contracts	11,653,851	2,915,689
Interest rate contracts	2,068,886	3,938,874

Total	$23,064,621	$9,267,383

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$310,000
Written equity option contracts (contract amount)		$310,000
Written swap option contracts (contract amount)		$3,100,000
Futures contracts (number of contracts)		6,000
Forward currency contracts (contract amount)		$505,900,000
Centrally cleared interest rate swap contracts (notional)		$192,800,000
OTC total return swap contracts (notional)		$191,500,000
OTC credit default contracts (notional)		$5,200,000
Centrally cleared credit default contracts (notional)		$48,200,000
Warrants (number of warrants)		220,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	–
	OTC Total return swap contracts*#	–	2,587	–	1,906,394	5,660	–	37	–	–	–	–	–	–	–	1,914,678
	OTC Credit default contracts*#	758	258	–	–	11,715	–	2,820	–	–	–	–	–	–	–	15,551
	Centrally cleared credit default contracts§	–	–	10,458	–	–	–	–	–	–	–	–	–	–	–	10,458
	Futures contracts§	–	–	–	–	–	–	–	–	–	768,978	–	–	–	–	768,978
	Forward currency contracts#	166,128	563,383	–	647,591	847,657	769,488	690,317	655,793	1,105,874	–	292,650	1,088,816	939,579	394,199	8,161,475
	Purchased swap options#	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Purchased options#	91,817	–	–	–	–	–	–	–	–	–	–	–	–	–	91,817

	Total Assets	$258,703	$566,228	$10,458	$2,553,985	$865,032	$769,488	$693,174	$655,793	$1,105,874	$768,978	$292,650	$1,088,816	$939,579	$394,199	$10,962,957

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	18,777	–	–	–		–	–	–	–	–	–	–	18,777
	OTC Total return swap contracts*#	–	9,617	–	1,924,089	–	–	11,205	–	–	–	–	–	–	–	1,944,911
	OTC Credit default contracts*#	–	–	–	–	3,078	–	848	–	–	–	–	–	–	–	3,926
	Centrally cleared credit default contracts§	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Futures contracts§	–	–	–	–	–	–	–	–	–	4,140,535	–	–	–	–	4,140,535
	Forward currency contracts#	39,293	191,309	–	462,185	75,895	146,343	213,318	52,210	359,942	–	83,611	634,183	105,635	44,970	2,408,894
	Written swap options#	–	–	–	–	–	–	–	–	475,892	–	–	–	–	–	475,892
	Written options#	21,980	–	–	–	–	–	–	–	–	–	–	–	–	–	21,980

	Total Liabilities	$61,273	$200,926	$18,777	$2,386,274	$78,973	$146,343	$225,371	$52,210	$835,834	$4,140,535	$83,611	$634,183	$105,635	$44,970	$9,014,915

	Total Financial and Derivative Net Assets	$197,430	$365,302	$(8,319)	$167,711	$786,059	$623,145	$467,803	$603,583	$270,040	$(3,371,557)	$209,039	$454,633	$833,944	$349,229	$1,948,042
	Total collateral received (pledged)##†	$197,430	$296,678	$–	$167,711	$757,910	$500,000	$421,421	$603,583	$210,000	$–	$119,267	$–	$833,944	$–
	Net amount	$–	$68,624	$(8,319)	$–	$28,149	$123,145	$46,382	$–	$60,040	$(3,371,557)	$89,772	$454,633	$–	$349,229

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015